UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA	19103

(Address of principal executive offices)	(Zip code)

Vincent T. Lowry
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-738-8870

Date of fiscal year end: June 30

Date of reporting period: January 1, 2011 – March 31, 2011

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS
REVENUESHARES LARGE CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS–99.9%
Automobiles & Components–1.9%
Ford Motor Co. *	183,381	$2,734,211
Goodyear Tire & Rubber Co. *	36,402	545,302
Harley-Davidson, Inc.	3,208	136,308
Johnson Controls, Inc.	20,036	832,896

Total Automobiles & Components		4,248,717

Banks–2.1%
BB&T Corp.	9,475	260,089
Comerica, Inc.	1,521	55,851
Fifth Third Bancorp	11,438	158,759
First Horizon National Corp.	3,936	44,123
Hudson City Bancorp, Inc.	5,468	52,930
Huntington Bancshares, Inc.	11,021	73,179
KeyCorp	14,930	132,578
M&T Bank Corp.	1,117	98,821
Marshall & Ilsley Corp.	12,255	97,918
People’s United Financial, Inc.	1,855	23,336
PNC Financial Services Group, Inc.	6,790	427,702
Regions Financial Corp.	28,583	207,513
SunTrust Banks, Inc.	8,237	237,555
U.S. Bancorp	17,848	471,723
Wells Fargo & Co.	71,872	2,278,342
Zions Bancorporation	2,919	67,312

Total Banks		4,687,731

Capital Goods–9.2%
3M Co.	7,015	655,902
Boeing Co.	23,615	1,745,857
Caterpillar, Inc.	9,443	1,051,478
Cummins, Inc.	2,701	296,084
Danaher Corp.	6,388	331,537
Deere & Co.	6,644	643,737
Dover Corp.	2,705	177,827
Eaton Corp.	6,180	342,619
Emerson Electric Co.	8,322	486,254
Fastenal Co.	850	55,105
Flowserve Corp.	813	104,714
Fluor Corp.	7,844	577,789
General Dynamics Corp.	10,513	804,875
General Electric Co.	195,413	3,918,031
Goodrich Corp.	1,833	156,776
Honeywell International, Inc.	14,290	853,256
Huntington Ingalls Industries, Inc. *	2,098	87,081
Illinois Tool Works, Inc.	6,939	372,763
Ingersoll-Rand PLC	7,016	338,943
ITT Corp.	5,011	300,911
Jacobs Engineering Group, Inc.*	5,417	278,596
Joy Global, Inc.	1,033	102,071
L-3 Communications Holdings, Inc.	5,121	401,026
Lockheed Martin Corp.	15,390	1,237,356
Masco Corp.	13,394	186,444
Northrop Grumman Corp.	12,590	789,519
PACCAR, Inc.	3,859	202,019
Pall Corp.	1,114	64,178
Parker Hannifin Corp.	2,510	237,647
Precision Castparts Corp.	926	136,289
Quanta Services, Inc. *	4,394	98,557
Raytheon Co.	12,596	640,759
Rockwell Automation, Inc.	1,492	141,218
Rockwell Collins, Inc.	1,831	118,704
Roper Industries, Inc.	676	58,447
Snap-On, Inc.	1,051	63,123
Textron, Inc.	9,857	269,983
Tyco International Ltd.	9,480	424,420
United Technologies Corp.	15,754	1,333,576
W.W. Grainger, Inc.	1,202	165,491

Total Capital Goods		20,250,962

Commercial & Professional Services–0.6%
Avery Dennison Corp.	3,545	148,748
Cintas Corp.	2,872	86,935
Dun & Bradstreet Corp.	483	38,756
Equifax, Inc.	1,214	47,164
Iron Mountain, Inc.	2,900	90,567
Monster Worldwide, Inc. *	775	12,322
Pitney Bowes, Inc.	5,231	134,384
R.R. Donnelley & Sons Co.	13,056	247,020
Republic Services, Inc.	6,065	182,193
Robert Half International, Inc.	2,300	70,380
Stericycle, Inc. *	416	36,887
Waste Management, Inc.	7,767	290,020

Total Commercial & Professional Services		1,385,376

Consumer Durables & Apparel–1.1%
Coach, Inc.	1,378	71,711
D.R. Horton, Inc.	9,008	104,943
Fortune Brands, Inc.	2,401	148,598
Harman International Industries, Inc.	1,569	73,461
Hasbro, Inc.	1,942	90,963
Leggett & Platt, Inc.	3,374	82,663
Lennar Corp., Class A	4,032	73,060
Mattel, Inc.	5,073	126,470
Newell Rubbermaid, Inc.	7,438	142,289
NIKE, Inc., Class B	4,793	362,830
Polo Ralph Lauren Corp.	1,005	124,268
Pulte Group, Inc. *	16,618	122,973
Stanley Black & Decker, Inc.	2,528	193,645
VF Corp.	1,983	195,385
Whirlpool Corp.	4,881	416,642

Total Consumer Durables & Apparel		2,329,901

Consumer Services–1.1%
Apollo Group, Inc., Class A *	2,819	117,580
Carnival Corp.	7,342	281,639
Darden Restaurants, Inc.	3,428	168,418
DeVry, Inc.	925	50,940
H&R Block, Inc.	6,541	109,496
International Game Technology	2,788	45,249
Marriott International, Inc., Class A	6,262	222,802
McDonald’s Corp.	7,086	539,174
Starbucks Corp.	7,310	270,105
Starwood Hotels & Resorts Worldwide, Inc.	1,893	110,021
Wyndham Worldwide Corp.	2,879	91,581
Wynn Resorts Ltd.	862	109,689
Yum! Brands, Inc.	5,168	265,532

Total Consumer Services		2,382,226

Diversified Financials–6.2%
American Express Co.	14,534	656,937
Ameriprise Financial, Inc.	4,005	244,625
Bank of America Corp.	252,963	3,371,997
Bank of New York Mellon Corp.	10,903	325,673
Capital One Financial Corp.	10,026	520,951
Charles Schwab Corp.	5,893	106,251

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES LARGE CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Diversified Financials–6.2% (continued)
Citigroup, Inc. *	500,361	$2,211,596
CME Group, Inc., Class A	233	70,261
Discover Financial Services	9,157	220,867
E*Trade Financial Corp. *	3,489	54,533
Federated Investors, Inc., Class B	845	22,604
Franklin Resources, Inc.	1,140	142,591
Goldman Sachs Group, Inc.	6,353	1,006,760
IntercontinentalExchange, Inc. *	243	30,020
Invesco Ltd.	3,526	90,125
Janus Capital Group, Inc.	1,836	22,895
JPMorgan Chase & Co.	62,001	2,858,246
Legg Mason, Inc.	1,645	59,368
Leucadia National Corp.	989	37,127
Moody’s Corp.	1,595	54,086
Morgan Stanley	31,016	847,357
NASDAQ OMX Group, Inc. *	3,184	82,275
Northern Trust Corp.	1,714	86,985
NYSE Euronext	3,483	122,497
SLM Corp. *	12,238	187,241
State Street Corp.	5,489	246,676
T. Rowe Price Group, Inc.	838	55,660

Total Diversified Financials		13,736,204

Energy–14.5%
Anadarko Petroleum Corp.	3,532	289,342
Apache Corp.	2,227	291,559
Baker Hughes, Inc.	5,188	380,955
Cabot Oil & Gas Corp.	554	29,345
Cameron International Corp. *	2,651	151,372
Chesapeake Energy Corp.	9,805	328,664
Chevron Corp.	48,098	5,167,168
ConocoPhillips	58,512	4,672,768
Consol Energy, Inc.	2,640	141,583
Denbury Resources, Inc. *	1,745	42,578
Devon Energy Corp.	3,076	282,285
Diamond Offshore Drilling, Inc.	1,179	91,608
El Paso Corp.	8,137	146,466
EOG Resources, Inc.	1,426	168,995
EQT Corp.	704	35,130
Exxon Mobil Corp.	103,994	8,749,015
FMC Technologies, Inc. *	1,108	104,684
Halliburton Co.	9,209	458,977
Helmerich & Payne, Inc.	832	57,150
Hess Corp.	10,416	887,547
Marathon Oil Corp.	41,645	2,220,095
Massey Energy Co.	1,331	90,987
Murphy Oil Corp.	7,354	539,931
Nabors Industries Ltd. *	3,700	112,406
National Oilwell Varco, Inc.	4,360	345,617
Newfield Exploration Co. *	2,774	210,852
Noble Corp.	350	15,967
Noble Energy, Inc.	854	82,539
Occidental Petroleum Corp.	4,649	485,774
Peabody Energy Corp.	2,464	177,310
Pioneer Natural Resources Co.	526	53,610
QEP Resources, Inc.	1,423	57,688
Range Resources Corp.	527	30,808
Rowan Cos., Inc. *	1,200	53,016
Schlumberger Ltd.	6,763	630,717
Southwestern Energy Co. *	1,626	69,869
Spectra Energy Corp.	4,441	120,706
Sunoco, Inc.	19,531	890,418
Tesoro Corp. *	26,034	698,492
Valero Energy Corp.	85,563	2,551,489
Williams Cos., Inc.	9,003	280,714

Total Energy		32,196,196

Food & Staples Retailing–8.9%
Costco Wholesale Corp.	24,705	1,811,371
CVS Caremark Corp.	66,097	2,268,449
Kroger Co.	81,842	1,961,753
Safeway, Inc.	44,135	1,038,938
SUPERVALU, Inc.	113,384	1,012,519
Sysco Corp.	27,955	774,353
Walgreen Co.	41,686	1,673,276
Wal-Mart Stores, Inc.	170,520	8,875,566
Whole Foods Market, Inc.	4,099	270,124

Total Food & Staples Retailing		19,686,349

Food, Beverage & Tobacco–4.5%
Altria Group, Inc.	15,562	405,079
Archer-Daniels-Midland Co.	46,505	1,674,645
Brown-Forman Corp., Class B	823	56,211
Campbell Soup Co.	5,091	168,563
Coca-Cola Co.	11,382	755,196
Coca-Cola Enterprises, Inc.	15,564	424,897
ConAgra Foods, Inc.	12,731	302,361
Constellation Brands, Inc., Class A *	3,628	73,576
Dean Foods Co. *	33,196	331,960
Dr Pepper Snapple Group, Inc.	3,423	127,199
General Mills, Inc.	9,431	344,703
H.J. Heinz Co.	4,750	231,895
Hershey Co.	2,745	149,191
Hormel Foods Corp.	6,034	167,987
J.M. Smucker Co.	1,629	116,294
Kellogg Co.	5,683	306,768
Kraft Foods, Inc., Class A	34,372	1,077,906
Lorillard, Inc.	1,130	107,361
McCormick & Co., Inc.	1,640	78,441
Molson Coors Brewing Co., Class B	1,529	71,695
PepsiCo, Inc.	18,553	1,194,999
Philip Morris International, Inc.	10,522	690,559
Reynolds American, Inc.	6,103	216,840
Sara Lee Corp.	15,351	271,252
Tyson Foods, Inc., Class A	37,666	722,810

Total Food, Beverage & Tobacco		10,068,388

Health Care Equipment & Services–9.0%
Aetna, Inc.	25,474	953,492
AmerisourceBergen Corp., Class A	56,071	2,218,169
Baxter International, Inc.	5,838	313,909
Becton Dickinson & Co.	2,089	166,326
Boston Scientific Corp. *	25,397	182,604
C.R. Bard, Inc.	714	70,907
Cardinal Health, Inc.	60,941	2,506,503
CareFusion Corp. *	3,717	104,819
Cerner Corp. *	460	51,152
CIGNA Corp.	12,524	554,563
Coventry Health Care, Inc. *	10,214	325,725
Covidien PLC	945	49,083
DaVita, Inc. *	2,070	177,006
DENTSPLY International, Inc.	1,509	55,818
Edwards Lifesciences Corp. *	2,866	249,342
Express Scripts, Inc. *	17,695	984,019
Hospira, Inc. *	1,651	91,135
Humana, Inc. *	13,469	942,022

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES LARGE CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Health Care Equipment & Services–9.0% (continued)
Intuitive Surgical, Inc. *	131	$43,683
Laboratory Corp. of America Holdings *	1,340	123,454
McKesson Corp.	36,872	2,914,732
Medco Health Solutions, Inc. *	23,358	1,311,785
Medtronic, Inc.	9,788	385,158
Patterson Cos., Inc.	2,466	79,381
Quest Diagnostics, Inc.	3,344	193,016
St. Jude Medical, Inc.	2,828	144,963
Stryker Corp.	3,101	188,541
Tenet Healthcare Corp. *	32,261	240,345
UnitedHealth Group, Inc.	57,101	2,580,965
Varian Medical Systems, Inc. *	805	54,450
WellPoint, Inc.	23,697	1,653,814
Zimmer Holdings, Inc. *	1,855	112,283

Total Health Care Equipment & Services		20,023,164

Household & Personal Products–1.5%
Avon Products, Inc.	8,558	231,408
Clorox Co.	2,021	141,611
Colgate-Palmolive Co.	4,534	366,166
Estee Lauder Cos., Inc., Class A	2,285	220,183
Kimberly-Clark Corp.	7,325	478,103
Mead Johnson Nutrition Co., Class A	1,127	65,287
Procter & Gamble Co.	28,349	1,746,298

Total Household & Personal Products		3,249,056

Insurance–5.7%
ACE Ltd.	5,975	386,582
Aflac, Inc.	8,236	434,696
Allstate Corp.	23,089	733,768
American International Group, Inc. *	41,931	1,473,455
AON Corp.	4,004	212,052
Assurant, Inc.	5,096	196,247
Berkshire Hathaway, Inc., Class B *	37,165	3,108,109
Chubb Corp.	5,126	314,275
Cincinnati Financial Corp.	2,827	92,726
Genworth Financial, Inc., Class A *	17,384	233,989
Hartford Financial Services Group, Inc.	20,333	547,568
Lincoln National Corp.	8,363	251,225
Loews Corp.	8,736	376,434
Marsh & McLennan Cos., Inc.	9,111	271,599
MetLife, Inc.	27,269	1,219,742
Principal Financial Group, Inc.	6,477	207,976
Progressive Corp.	16,414	346,828
Prudential Financial, Inc.	15,742	969,392
Torchmark Corp.	1,297	86,225
Travelers Cos., Inc.	10,487	623,767
Unum Group	9,635	252,919
XL Group PLC, Class A	6,702	164,869

Total Insurance		12,504,443

Materials–3.5%
Air Products & Chemicals, Inc.	2,280	205,610
Airgas, Inc.	1,403	93,187
AK Steel Holding Corp.	9,001	142,036
Alcoa, Inc.	33,095	584,127
Allegheny Technologies, Inc.	1,633	110,587
Ball Corp.	5,100	182,835
Bemis Co., Inc.	3,111	102,072
CF Industries Holdings, Inc.	639	87,409
Cliffs Natural Resources, Inc.	1,245	122,359
Dow Chemical Co.	35,078	1,324,195
E.I. du Pont de Nemours & Co.	14,417	792,502
Eastman Chemical Co.	1,797	178,478
Ecolab, Inc.	2,867	146,274
FMC Corp.	871	73,974
Freeport-McMoRan Copper & Gold, Inc.	7,147	397,016
International Flavors & Fragrances, Inc.	1,068	66,536
International Paper Co.	21,083	636,285
MeadWestvaco Corp.	5,430	164,692
Monsanto Co.	3,921	283,331
Newmont Mining Corp.	3,543	193,377
Nucor Corp.	8,031	369,587
Owens-Illinois, Inc. *	5,222	157,652
PPG Industries, Inc.	3,767	358,656
Praxair, Inc.	2,436	247,498
Sealed Air Corp.	4,056	108,133
Sigma-Aldrich Corp.	799	50,848
Titanium Metals Corp. *	1,095	20,345
United States Steel Corp.	6,967	375,800
Vulcan Materials Co.	1,326	60,466
Weyerhaeuser Co. (a)	8,075	198,645

Total Materials		7,834,512

Media–2.9%
Cablevision Systems Corp., Class A	1,024	35,441
CBS Corp., Class B	17,502	438,250
Comcast Corp., Class A	40,000	988,800
DIRECTV, Class A *	13,405	627,354
Discovery Communications, Inc., Class A *	2,041	81,436
Gannett Co., Inc.	8,060	122,754
Interpublic Group of Cos., Inc.	13,020	163,661
McGraw-Hill Cos., Inc.	3,827	150,784
News Corp., Class A	51,536	904,972
Omnicom Group, Inc.	6,049	296,764
Scripps Networks Interactive, Inc., Class A	856	42,877
Time Warner Cable, Inc.	6,613	471,771
Time Warner, Inc.	19,066	680,656
Viacom, Inc., Class B	7,909	367,927
Walt Disney Co.	23,590	1,016,493
Washington Post Co., Class B	283	123,830

Total Media		6,513,770

Pharmaceuticals, Biotechnology & Life Sciences–3.5%
Abbott Laboratories	16,426	805,695
Allergan, Inc.	1,619	114,981
Amgen, Inc. *	6,373	340,637
Biogen IDEC, Inc. *	1,628	119,479
Bristol-Myers Squibb Co.	16,890	446,403
Celgene Corp. *	1,347	77,493
Cephalon, Inc. *	972	73,658
Eli Lilly & Co.	14,917	524,631
Forest Laboratories, Inc. *	2,818	91,021
Genzyme Corp. *	1,386	105,544
Gilead Sciences, Inc. *	4,950	210,078
Johnson & Johnson	23,178	1,373,296
Life Technologies Corp. *	1,518	79,574
Merck & Co., Inc.	27,843	919,097
Mylan, Inc. *	6,174	139,965
PerkinElmer, Inc.	1,677	44,055
Pfizer, Inc.	88,911	1,805,782
Thermo Fisher Scientific, Inc. *	4,496	249,753

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES LARGE CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Pharmaceuticals, Biotechnology & Life Sciences–3.5% (continued)
Waters Corp. *	463	$40,235
Watson Pharmaceuticals, Inc. *	1,602	89,728

Total Pharmaceuticals, Biotechnology & Life Sciences		7,651,105

Real Estate–0.3%
Apartment Investment & Management Co., Class A (a)	1,050	26,743
AvalonBay Communities, Inc. (a)	183	21,975
Boston Properties, Inc. (a)	421	39,932
CB Richard Ellis Group, Inc., Class A *	5,368	143,326
Equity Residential (a)	913	51,502
HCP, Inc. (a)	818	31,035
Health Care REIT, Inc. (a)	331	17,358
Host Hotels & Resorts, Inc. (a)	5,662	99,708
Kimco Realty Corp. (a)	1,261	23,127
Plum Creek Timber Co., Inc. (a)	679	29,611
ProLogis (a)	1,727	27,597
Public Storage (a)	401	44,475
Simon Property Group, Inc. (a)	920	98,587
Ventas, Inc. (a)	468	25,412
Vornado Realty Trust (a)	788	68,950

Total Real Estate		749,338

Retailing–5.8%
Abercrombie & Fitch Co., Class A	1,266	74,314
Amazon.com, Inc. *	4,052	729,887
AutoNation, Inc. *	10,266	363,108
AutoZone, Inc. *	629	172,069
Bed Bath & Beyond, Inc. *	3,614	174,448
Best Buy Co., Inc.	26,230	753,326
Big Lots, Inc. *	3,792	164,686
CarMax, Inc. *	4,670	149,907
Expedia, Inc.	2,815	63,788
Family Dollar Stores, Inc.	3,628	186,189
Gamestop Corp., Class A *	9,434	212,454
Gap, Inc.	15,145	343,186
Genuine Parts Co.	4,906	263,158
Home Depot, Inc.	43,788	1,622,783
JC Penney Co., Inc.	12,359	443,812
Kohl’s Corp.	7,195	381,623
Lowe’s Cos., Inc.	42,996	1,136,384
Ltd. Brands, Inc.	6,331	208,163
Macy’s, Inc.	21,592	523,822
Netflix, Inc. *	1,611	382,339
Nordstrom, Inc.	4,626	207,615
O'Reilly Automotive, Inc. *	1,987	114,173
priceline.com, Inc. *	167	84,575
RadioShack Corp.	5,260	78,953
Ross Stores, Inc.	2,554	181,640
Sears Holdings Corp. *	14,901	1,231,568
Sherwin-Williams Co.	2,212	185,786
Staples, Inc.	24,715	479,965
Target Corp.	25,252	1,262,852
Tiffany & Co.	949	58,307
TJX Cos., Inc.	10,263	510,379
Urban Outfitters, Inc. *	1,163	34,692

Total Retailing		12,779,951

Semiconductors & Semiconductor Equipment–1.2%
Advanced Micro Devices, Inc. *	18,013	154,912
Altera Corp.	1,096	48,246
Analog Devices, Inc.	1,523	59,976
Applied Materials, Inc.	14,129	220,695
Broadcom Corp., Class A*	3,114	122,629
First Solar, Inc. *	455	73,182
Intel Corp.	45,421	916,142
KLA-Tencor Corp.	914	43,296
Linear Technology Corp.	672	22,599
LSI Corp. *	9,824	66,803
MEMC Electronic Materials, Inc. *	3,374	43,727
Microchip Technology, Inc.	556	21,134
Micron Technology, Inc. *	20,460	234,472
National Semiconductor Corp.	2,178	31,232
Novellus Systems, Inc. *	802	29,778
NVIDIA Corp. *	4,419	81,575
Teradyne, Inc. *	2,557	45,540
Texas Instruments, Inc.	9,396	324,726
Xilinx, Inc.	1,325	43,460

Total Semiconductors & Semiconductor Equipment		2,584,124

Software & Services–3.6%
Adobe Systems, Inc. *	2,924	96,960
Akamai Technologies, Inc. *	460	17,480
Autodesk, Inc. *	1,041	45,918
Automatic Data Processing, Inc.	4,377	224,584
BMC Software, Inc. *	952	47,352
CA, Inc.	3,994	96,575
Citrix Systems, Inc. *	597	43,856
Cognizant Technology Solutions Corp., Class A *	1,380	112,332
Computer Sciences Corp.	7,834	381,751
Compuware Corp. *	1,798	20,767
eBay, Inc. *	6,820	211,693
Electronic Arts, Inc. *	5,124	100,072
Fidelity National Information Services, Inc.	4,254	139,063
Fiserv, Inc. *	1,596	100,101
Google, Inc., Class A *	1,063	623,141
International Business Machines Corp.	15,609	2,545,360
Intuit, Inc. *	1,603	85,119
Mastercard, Inc., Class A	491	123,595
Microsoft Corp.	49,975	1,267,366
Novell, Inc. *	3,127	18,543
Oracle Corp.	18,172	606,400
Paychex, Inc.	1,463	45,880
Red Hat, Inc. *	347	15,750
SAIC, Inc. *	15,859	268,334
Salesforce.com, Inc. *	206	27,517
Symantec Corp. *	7,872	145,947
Total System Services, Inc.	2,521	45,428
VeriSign, Inc.	534	19,336
Visa, Inc., Class A	2,264	166,676
Western Union Co.	6,276	130,353
Yahoo!, Inc. *	8,939	148,834

Total Software & Services		7,922,083

Technology Hardware & Equipment–4.4%
Agilent Technologies, Inc. *	3,002	134,430
Amphenol Corp., Class A	1,448	78,757
Apple, Inc. *	4,069	1,417,843
Cisco Systems, Inc.	44,067	755,749
Corning, Inc.	7,577	156,313
Dell, Inc. *	88,098	1,278,302
EMC Corp. *	16,495	437,942
F5 Networks, Inc. *	446	45,746

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES LARGE CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Technology Hardware & Equipment–4.4% (continued)
FLIR Systems, Inc.	1,006	$34,818
Harris Corp.	2,547	126,331
Hewlett-Packard Co.	67,992	2,785,632
Jabil Circuit, Inc.	16,883	344,920
JDS Uniphase Corp. *	2,053	42,785
Juniper Networks, Inc. *	2,440	102,675
Lexmark International, Inc.,
Class A *	2,581	95,600
Molex, Inc.	2,667	66,995
Motorola Mobility Holdings, Inc. *	990	24,156
Motorola Solutions, Inc. *	13,961	623,917
NetApp, Inc. *	1,517	73,089
QUALCOMM, Inc.	5,025	275,521
SanDisk Corp. *	2,189	100,891
Tellabs, Inc.	5,489	28,762
Teradata Corp. *	1,027	52,069
Western Digital Corp. *	6,041	225,269
Xerox Corp.	38,160	406,404

Total Technology Hardware & Equipment		9,714,916

Telecommunication Services–3.2%
American Tower Corp., Class A*	884	45,809
AT&T, Inc.	98,519	3,014,681
CenturyLink, Inc.	3,625	150,619
Frontier Communications Corp.	7,227	59,406
MetroPCS Communications, Inc. *	7,172	116,473
Sprint Nextel Corp. *	167,878	778,954
Verizon Communications, Inc.	71,964	2,773,493
Windstream Corp.	5,599	72,059

Total Telecommunication Services		7,011,494

Transportation–1.6%
CH Robinson Worldwide, Inc.	2,633	195,184
CSX Corp.	3,666	288,148
Expeditors International of Washington, Inc.	2,324	116,525
FedEx Corp.	8,078	755,697
Norfolk Southern Corp.	3,447	238,774
Ryder System, Inc.	2,506	126,804
Southwest Airlines Co.	20,857	263,424
Union Pacific Corp.	4,062	399,416
United Parcel Service, Inc., Class B	15,294	1,136,650

Total Transportation		3,520,622

Utilities–3.6%
AES Corp. *	32,356	420,628
Ameren Corp.	6,005	168,560
American Electric Power Co., Inc.	9,060	318,368
CenterPoint Energy, Inc.	12,853	225,699
CMS Energy Corp.	7,703	151,287
Consolidated Edison, Inc.	6,289	318,978
Constellation Energy Group, Inc.	11,602	361,170
Dominion Resources, Inc.	8,035	359,165
DTE Energy Co.	4,223	206,758
Duke Energy Corp.	18,156	329,531
Edison International	7,379	269,998
Entergy Corp.	3,716	249,752
Exelon Corp.	10,288	424,277
FirstEnergy Corp.	8,358	309,998
Integrys Energy Group, Inc.	2,564	129,508
NextEra Energy, Inc.	6,867	378,509
Nicor, Inc.	1,282	68,843
NiSource, Inc.	8,386	160,844
Northeast Utilities	3,595	124,387
NRG Energy, Inc. *	11,189	241,011
Oneok, Inc.	5,696	380,949
Pepco Holdings, Inc.	10,216	190,528
PG&E Corp.	6,697	295,873
Pinnacle West Capital Corp.	1,844	78,905
PPL Corp.	7,547	190,939
Progress Energy, Inc.	5,339	246,342
Public Service Enterprise Group, Inc.	8,967	282,550
SCANA Corp.	2,575	101,378
Sempra Energy	4,088	218,708
Southern Co.	10,341	394,096
TECO Energy, Inc.	4,612	86,521
Wisconsin Energy Corp.	3,258	99,369
Xcel Energy, Inc.	10,043	239,927

Total Utilities		8,023,356

Total Investments–99.9%
(Cost $186,935,406)		221,053,984

Other Assets in Excess of Liabilities–0.1%		284,676

Net Assets–100.0%		$221,338,660

*	Non-income producing security
(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES MID CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS–100.0%
Automobiles & Components–0.9%
BorgWarner, Inc. *	11,770	$937,951
Gentex Corp.	3,933	118,973
Thor Industries, Inc.	9,815	327,527

Total Automobiles & Components		1,384,451

Banks–2.2%
Associated Banc-Corp.	11,739	174,324
Astoria Financial Corp.	10,691	153,630
BancorpSouth, Inc.	8,426	130,182
Bank of Hawaii Corp.	2,407	115,103
Cathay General Bancorp	4,744	80,885
City National Corp.	2,772	158,143
Commerce Bancshares, Inc.	4,313	174,418
Cullen/Frost Bankers, Inc.	2,291	135,215
East West Bancorp, Inc.	7,783	170,915
First Niagara Financial Group, Inc.	9,376	127,326
FirstMerit Corp.	5,529	94,325
Fulton Financial Corp.	14,695	163,261
International Bancshares Corp.	5,127	94,029
New York Community Bancorp, Inc.	18,760	323,798
NewAlliance Bancshares, Inc.	4,273	63,411
PacWest Bancorp	2,538	55,202
Prosperity Bancshares, Inc.	1,769	75,660
SVB Financial Group *	1,953	111,184
Synovus Financial Corp.	102,963	247,111
TCF Financial Corp.	14,613	231,762
Trustmark Corp.	3,535	82,790
Valley National Bancorp	8,175	114,123
Washington Federal, Inc.	7,160	124,154
Webster Financial Corp.	7,589	162,632
Westamerica Bancorporation	787	40,428

Total Banks		3,404,011

Capital Goods–13.1%
Acuity Brands, Inc.	3,992	233,492
Aecom Technology Corp. *	33,160	919,527
AGCO Corp. *	20,264	1,113,912
Alliant Techsystems, Inc.	9,191	649,528
AMETEK, Inc.	8,580	376,405
BE Aerospace, Inc. *	7,577	269,211
Bucyrus International, Inc., Class A	5,077	464,292
Carlisle Cos., Inc.	9,272	413,068
Crane Co.	8,140	394,220
Donaldson Co., Inc.	4,538	278,134
Gardner Denver, Inc.	3,834	299,167
GATX Corp.	4,770	184,408
Graco, Inc.	2,607	118,592
Granite Construction, Inc.	9,118	256,216
Harsco Corp.	16,463	580,979
Hubbell, Inc., Class B	6,057	430,229
Huntington Ingalls Industries, Inc. *	9,371	388,896
IDEX Corp.	5,412	236,234
KBR, Inc.	53,445	2,018,618
Kennametal, Inc.	6,690	260,910
Lennox International, Inc.	9,678	508,869
Lincoln Electric Holdings, Inc.	4,464	338,907
MSC Industrial Direct Co., Class A	3,651	249,984
Nordson Corp.	1,681	193,416
Oshkosh Corp. *	38,318	1,355,691
Pentair, Inc.	12,297	464,704
Regal-Beloit Corp.	4,795	354,015
Shaw Group, Inc. *	30,309	1,073,242
SPX Corp.	10,122	803,585
Terex Corp. *	22,589	836,696
Thomas & Betts Corp. *	6,099	362,707
Timken Co.	11,668	610,236
Trinity Industries, Inc.	12,016	440,627
United Rentals, Inc. *	14,335	477,069
URS Corp. *	30,378	1,398,907
Valmont Industries, Inc.	3,096	323,129
Wabtec Corp.	4,143	281,020
Watsco, Inc.	6,362	443,495
Woodward, Inc.	5,509	190,391

Total Capital Goods		20,592,728

Commercial & Professional Services–3.7%
Brink’s Co.	17,469	578,399
Clean Harbors, Inc. *	3,106	306,438
Copart, Inc. *	3,261	141,299
Corporate Executive Board Co.	1,709	68,992
Corrections Corp. of America *	10,085	246,074
Deluxe Corp.	9,457	250,989
FTI Consulting, Inc. *	5,726	219,477
Herman Miller, Inc.	8,373	230,174
HNI Corp.	7,944	250,713
Korn/Ferry International *	3,527	78,546
Manpower, Inc.	42,582	2,677,556
Mine Safety Appliances Co.	4,443	162,925
Rollins, Inc.	8,479	172,124
Towers Watson & Co., Class A	5,689	315,512
Waste Connections, Inc.	7,014	201,933

Total Commercial & Professional Services		5,901,151

Consumer Durables & Apparel–3.6%
American Greetings Corp., Class A	10,822	255,399
Deckers Outdoor Corp. *	1,695	146,024
Eastman Kodak Co. *	60,170	194,349
Fossil, Inc. *	3,756	351,749
Hanesbrands, Inc. *	23,658	639,712
KB Home	21,214	263,902
MDC Holdings, Inc.	5,601	141,985
Mohawk Industries, Inc. *	13,771	842,097
NVR, Inc. *	653	493,668
Phillips-Van Heusen Corp.	5,130	333,604
Polaris Industries, Inc.	3,555	309,356
Ryland Group, Inc.	11,373	180,831
Timberland Co., Class A *	7,869	324,911
Toll Brothers, Inc. *	12,430	245,741
Tupperware Brands Corp.	7,067	421,971
Under Armour, Inc., Class A *	2,440	166,042
Warnaco Group, Inc. *	5,813	332,446

Total Consumer Durables & Apparel		5,643,787

Consumer Services–3.0%
Bally Technologies, Inc. *	2,720	102,952
Bob Evans Farms, Inc.	7,509	244,793
Boyd Gaming Corp. *	30,061	281,672
Brinker International, Inc.	20,880	528,264
Career Education Corp. *	15,302	347,661
Cheesecake Factory, Inc. *	7,470	224,772
Chipotle Mexican Grill, Inc., Class A *	1,140	310,502
International Speedway Corp., Class A	3,818	113,776
ITT Educational Services, Inc. *	3,707	267,460

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES MID CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Consumer Services–3.0% (continued)
Life Time Fitness, Inc. *	3,212	$119,840
Matthews International Corp., Class A	3,453	133,113
Panera Bread Co., Class A *	2,136	271,272
Regis Corp.	18,867	334,701
Scientific Games Corp., Class A *	14,622	127,796
Service Corp. International	37,796	418,024
Sotheby’s	2,236	117,614
Strayer Education, Inc.	576	75,162
Wendy’s/Arby’s Group, Inc., Class A	107,707	541,766
WMS Industries, Inc. *	2,420	85,547

Total Consumer Services		4,646,687

Diversified Financials–1.1%
Affiliated Managers Group, Inc. *	1,807	197,632
Apollo Investment Corp.	5,571	67,186
Eaton Vance Corp.	5,097	164,327
Greenhill & Co., Inc.	528	34,737
Jefferies Group, Inc.	14,903	371,681
MSCI, Inc., Class A *	2,290	84,318
Raymond James Financial, Inc.	13,520	517,005
SEI Investments Co.	5,887	140,582
Waddell & Reed Financial, Inc., Class A	4,404	178,846

Total Diversified Financials		1,756,314

Energy–4.2%
Arch Coal, Inc.	14,115	508,705
Atwood Oceanics, Inc. *	2,433	112,964
Bill Barrett Corp. *	2,525	100,773
Cimarex Energy Co.	2,640	304,234
Comstock Resources, Inc. *	2,150	66,521
Dril-Quip, Inc. *	1,027	81,164
Exterran Holdings, Inc. *	15,540	368,764
Forest Oil Corp. *	3,768	142,543
Frontier Oil Corp.	46,739	1,370,387
Helix Energy Solutions Group, Inc. *	11,867	204,112
Northern Oil And Gas, Inc. *	3,270	87,309
Oceaneering International, Inc. *	3,813	341,073
Overseas Shipholding Group, Inc.	4,381	140,805
Patriot Coal Corp. *	17,396	449,339
Patterson-UTI Energy, Inc.	7,796	229,124
Plains Exploration & Production Co. *	7,483	271,109
Pride International, Inc. *	6,255	268,652
Quicksilver Resources, Inc. *	9,303	133,126
SM Energy Co.	4,368	324,062
Southern Union Co.	14,409	412,386
Superior Energy Services, Inc. *	6,419	263,179
Tidewater, Inc.	3,575	213,964
Unit Corp. *	2,639	163,486

Total Energy		6,557,781

Food & Staples Retailing–1.4%
BJ’s Wholesale Club, Inc. *	32,350	1,579,327
Ruddick Corp.	16,721	645,263

Total Food & Staples Retailing		2,224,590

Food, Beverage & Tobacco–3.1%
Corn Products International, Inc.	12,295	637,127
Flowers Foods, Inc.	15,000	408,450
Green Mountain Coffee Roasters, Inc. *	5,515	356,324
Hansen Natural Corp. *	3,847	231,705
Lancaster Colony Corp.	2,820	170,892
Ralcorp Holdings, Inc. *	9,202	629,693
Smithfield Foods, Inc. *	82,125	1,975,927
Tootsie Roll Industries, Inc.	2,796	79,295
Universal Corp.	9,118	396,998

Total Food, Beverage & Tobacco		4,886,411

Health Care Equipment & Services–10.6%
Allscripts Healthcare Solutions, Inc. *	7,933	166,514
Beckman Coulter, Inc.	7,748	643,626
Community Health Systems, Inc. *	54,166	2,166,098
Cooper Cos., Inc.	3,489	242,311
Gen-Probe, Inc. *	1,467	97,335
Health Management Associates, Inc., Class A *	81,048	883,423
Health Net, Inc. *	77,654	2,539,286
Henry Schein, Inc. *	18,284	1,282,988
Hill-Rom Holdings, Inc.	5,175	196,547
Hologic, Inc. *	14,000	310,800
IDEXX Laboratories, Inc. *	2,302	177,760
Immucor, Inc. *	2,431	48,085
Kindred Healthcare, Inc. *	37,771	901,972
Kinetic Concepts, Inc. *	7,172	390,300
LifePoint Hospitals, Inc. *	12,836	515,750
Lincare Holdings, Inc.	9,336	276,906
Masimo Corp.	1,879	62,195
Mednax, Inc. *	3,100	206,491
Omnicare, Inc.	37,570	1,126,724
Owens & Minor, Inc.	42,693	1,386,669
ResMed, Inc. *	4,666	139,980
STERIS Corp.	5,113	176,603
Teleflex, Inc.	5,140	298,017
Thoratec Corp. *	2,185	56,657
Universal Health Services, Inc., Class B	19,455	961,272
VCA Antech, Inc. *	8,675	218,437
WellCare Health Plans, Inc. *	29,859	1,252,585

Total Health Care Equipment & Services		16,725,331

Household & Personal Products–0.8%
Alberto-Culver Co., Class B	6,175	230,142
Church & Dwight Co., Inc.	5,749	456,126
Energizer Holdings, Inc. *	8,942	636,313

Total Household & Personal Products		1,322,581

Insurance–6.0%
American Financial Group, Inc.	20,317	711,501
Arthur J. Gallagher & Co.	9,230	280,684
Aspen Insurance Holdings Ltd.	8,118	223,732
Brown & Brown, Inc.	5,911	152,504
Everest Re Group Ltd.	7,947	700,766
Fidelity National Financial, Inc., Class A	59,073	834,701
First American Financial Corp.	37,440	617,760
Hanover Insurance Group, Inc.	9,492	429,513
HCC Insurance Holdings, Inc.	11,971	374,812
Mercury General Corp.	9,358	366,179
Old Republic International Corp.	43,390	550,619

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES MID CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Insurance–6.0% (continued)
Protective Life Corp.	17,614	$467,652
Reinsurance Group of America, Inc., Class A	21,901	1,374,945
StanCorp Financial Group, Inc.	8,896	410,284
Transatlantic Holdings, Inc.	12,570	611,782
Unitrin, Inc.	15,619	482,315
W.R. Berkley Corp.	25,396	818,005

Total Insurance		9,407,754

Materials–8.9%
Albemarle Corp.	6,228	372,248
Aptargroup, Inc.	6,459	323,790
Ashland, Inc.	25,028	1,445,617
Cabot Corp.	10,941	506,459
Carpenter Technology Corp.	4,172	178,186
Commercial Metals Co.	51,411	887,868
Compass Minerals International, Inc.	1,745	163,210
Cytec Industries, Inc.	9,457	514,177
Greif, Inc., Class A	7,813	511,048
Intrepid Potash, Inc. *	1,551	54,006
Louisiana-Pacific Corp. *	20,930	219,765
Lubrizol Corp.	7,478	1,001,753
Martin Marietta Materials, Inc.	2,790	250,179
Minerals Technologies, Inc.	2,359	161,639
NewMarket Corp.	2,073	327,990
Olin Corp.	11,292	258,813
Packaging Corp. of America	12,973	374,790
Reliance Steel & Aluminum Co.	17,869	1,032,471
Rock-Tenn Co., Class A	7,869	545,715
RPM International, Inc.	23,248	551,675
Scotts Miracle-Gro Co., Class A	9,310	538,584
Sensient Technologies Corp.	5,371	192,497
Silgan Holdings, Inc.	13,059	498,070
Sonoco Products Co.	17,528	635,039
Steel Dynamics, Inc.	52,016	976,340
Temple-Inland, Inc.	24,251	567,473
Valspar Corp.	13,544	529,570
Worthington Industries, Inc.	15,123	316,373

Total Materials		13,935,345

Media–0.8%
DreamWorks Animation SKG, Inc., Class A *	3,441	96,107
Harte-Hanks, Inc.	9,388	111,717
John Wiley & Sons, Inc., Class A	5,344	271,689
Lamar Advertising Co., Class A *	4,236	156,478
Meredith Corp.	6,259	212,305
New York Times Co., Class A *	11,812	111,860
Scholastic Corp.	9,178	248,173

Total Media		1,208,329

Pharmaceuticals, Biotechnology & Life Sciences–1.5%
Bio-Rad Laboratories, Inc., Class A *	2,737	328,823
Charles River Laboratories International, Inc. *	4,946	189,827
Covance, Inc. *	6,131	335,488
Endo Pharmaceuticals Holdings, Inc. *	6,530	249,185
Medicis Pharmaceutical Corp., Class A	3,769	120,759
Mettler-Toledo International, Inc. *	1,780	306,160
Perrigo Co.	4,807	382,253
Pharmaceutical Product Development, Inc.	8,129	225,255
Techne Corp.	645	46,182
United Therapeutics Corp. *	1,303	87,327
Vertex Pharmaceuticals, Inc. *	488	23,390

Total Pharmaceuticals, Biotechnology & Life Sciences		2,294,649

Real Estate–2.0%
Alexandria Real Estate Equities, Inc. (a)	1,007	78,516
AMB Property Corp. (a)	2,971	106,867
BRE Properties, Inc. (a)	1,205	56,852
Camden Property Trust (a)	1,750	99,435
Corporate Office Properties Trust (a)	2,590	93,602
Cousins Properties, Inc. (a)	4,499	37,567
Duke Realty Corp. (a)	18,939	265,335
Equity One, Inc. (a)	2,403	45,104
Essex Property Trust, Inc. (a)	541	67,084
Federal Realty Investment Trust (a)	1,070	87,269
Highwoods Properties, Inc. (a)	2,294	80,313
Hospitality Properties Trust (a)	7,066	163,578
Jones Lang LaSalle, Inc.	5,081	506,779
Liberty Property Trust (a)	3,653	120,184
Macerich Co. (a)	2,483	122,983
Mack-Cali Realty Corp. (a)	3,852	130,583
Nationwide Health Properties, Inc. (a)	1,799	76,511
Omega Healthcare Investors, Inc. (a)	1,646	36,772
Potlatch Corp. (a)	2,297	92,339
Rayonier, Inc. (a)	3,699	230,485
Realty Income Corp. (a)	1,467	51,272
Regency Centers Corp. (a)	1,777	77,264
Senior Housing Properties Trust (a)	2,244	51,702
SL Green Realty Corp. (a)	2,484	186,797
Taubman Centers, Inc. (a)	1,815	97,248
UDR, Inc. (a)	3,972	96,797
Weingarten Realty Investors (a)	3,498	87,660

Total Real Estate		3,146,898

Retailing–6.5%
99 Cents Only Stores *	12,460	244,216
Aaron’s, Inc.	13,188	334,448
Advance Auto Parts, Inc.	12,623	828,321
Aeropostale, Inc. *	13,139	319,540
American Eagle Outfitters, Inc.	27,872	442,886
ANN, Inc. *	10,330	300,706
Ascena Retail Group, Inc. *	11,931	386,684
Barnes & Noble, Inc.	60,968	560,296
Chico’s FAS, Inc.	20,471	305,018
Collective Brands, Inc. *	23,700	511,446
Dick’s Sporting Goods, Inc. *	17,560	702,049
Dollar Tree, Inc. *	13,404	744,190
Foot Locker, Inc.	37,829	745,988
Guess?, Inc.	6,418	252,548
LKQ Corp. *	15,212	366,609
Office Depot, Inc. *	59,405	275,045
PetSmart, Inc.	19,906	815,151
Rent-A-Center, Inc., Class A	13,480	470,587

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES MID CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Retailing–6.5% (continued)
Saks, Inc. *	34,143	$386,157
Tractor Supply Co.	10,786	645,650
Williams-Sonoma, Inc.	12,689	513,905

Total Retailing		10,151,440

Semiconductors & Semiconductor Equipment–1.5%
Atmel Corp. *	18,370	250,383
Cree, Inc. *	1,575	72,702
Cypress Semiconductor Corp. *	27,135	525,876
Fairchild Semiconductor International, Inc., Class A *	14,837	270,033
Integrated Device Technology, Inc. *	10,527	77,584
International Rectifier Corp. *	3,888	128,537
Intersil Corp., Class A	7,884	98,156
Lam Research Corp. *	4,700	266,302
RF Micro Devices, Inc. *	16,701	107,054
Semtech Corp. *	1,596	39,932
Silicon Laboratories, Inc. *	1,618	69,914
Skyworks Solutions, Inc. *	5,391	174,776
Varian Semiconductor Equipment Associates, Inc. *	4,481	218,090

Total Semiconductors & Semiconductor Equipment		2,299,339

Software & Services–4.0%
ACI Worldwide, Inc. *	2,187	71,734
Acxiom Corp. *	9,148	131,274
Advent Software, Inc. *	1,506	43,177
Alliance Data Systems Corp. *	5,543	476,088
ANSYS, Inc. *	1,613	87,409
AOL, Inc. *	15,215	297,149
Broadridge Financial Solutions, Inc.	14,170	321,517
Cadence Design Systems, Inc. *	16,109	157,063
Concur Technologies, Inc. *	2,106	116,778
Convergys Corp. *	25,604	367,673
CoreLogic, Inc. *	7,687	142,210
Digital River, Inc. *	1,460	54,648
DST Systems, Inc.	7,562	399,425
Equinix, Inc. *	1,964	178,920
Factset Research Systems, Inc.	971	101,693
Fair Isaac Corp.	3,699	116,925
Gartner, Inc. *	5,597	233,227
Global Payments, Inc.	5,335	260,988
Informatica Corp. *	2,030	106,027
Jack Henry & Associates, Inc.	4,061	137,627
Lender Processing Services, Inc.	11,892	382,804
Mantech International Corp., Class A *	9,176	389,062
Mentor Graphics Corp. *	9,970	145,861
MICROS Systems, Inc. *	2,867	141,716
NeuStar, Inc., Class A *	2,922	74,745
Parametric Technology Corp. *	6,382	143,531
Quest Software, Inc. *	4,010	101,814
Rackspace Hosting, Inc. *	3,452	147,918
Rovi Corp. *	1,401	75,164
Solera Holdings, Inc.	1,794	91,673
SRA International, Inc., Class A *	11,729	332,635
Synopsys, Inc. *	7,396	204,499
TIBCO Software, Inc. *	5,041	137,367
ValueClick, Inc. *	3,607	52,157

Total Software & Services		6,222,498

Technology Hardware & Equipment–12.1%
ADTRAN, Inc.	2,444	103,772
Arrow Electronics, Inc. *	77,366	3,240,088
Avnet, Inc. *	79,707	2,717,212
Ciena Corp. *	7,667	199,035
Diebold, Inc.	13,179	467,327
Ingram Micro, Inc., Class A *	266,227	5,598,754
Itron, Inc. *	5,614	316,854
National Instruments Corp.	5,048	165,423
NCR Corp. *	46,718	880,167
Plantronics, Inc.	2,301	84,263
Polycom, Inc. *	4,358	225,962
QLogic Corp. *	25,865	479,796
Riverbed Technology, Inc. *	2,076	78,162
Tech Data Corp. *	70,577	3,589,546
Trimble Navigation Ltd. *	4,434	224,094
Vishay Intertechnology, Inc. *	26,149	463,883
Zebra Technologies Corp., Class A *	3,548	139,224

Total Technology Hardware & Equipment		18,973,562

Telecommunication Services–0.6%
Telephone & Data Systems, Inc.	20,507	691,086
tw Telecom, Inc., Class A *	11,227	215,558

Total Telecommunication Services		906,644

Transportation–2.8%
AirTran Holdings, Inc. *	51,262	381,902
Alaska Air Group, Inc. *	9,748	618,218
Alexander & Baldwin, Inc.	6,035	275,498
Con-Way, Inc.	20,303	797,705
JB Hunt Transport Services, Inc.	13,517	613,942
JetBlue Airways Corp. *	80,075	502,070
Kansas City Southern *	5,396	293,812
Kirby Corp. *	3,593	205,843
Landstar System, Inc.	8,805	402,213
Werner Enterprises, Inc.	11,587	306,708

Total Transportation		4,397,911

Utilities–5.6%
AGL Resources, Inc.	9,683	385,771
Alliant Energy Corp.	13,839	538,752
Aqua America, Inc.	4,796	109,781
Atmos Energy Corp.	22,082	752,996
Black Hills Corp.	6,423	214,785
Cleco Corp.	5,247	179,920
DPL, Inc.	10,415	285,475
Energen Corp.	5,013	316,421
Great Plains Energy, Inc.	17,301	346,366
Hawaiian Electric Industries, Inc.	17,143	425,146
IDACORP, Inc.	4,179	159,220
MDU Resources Group, Inc.	28,328	650,694
National Fuel Gas Co.	3,973	294,002
NSTAR	10,310	477,044
NV Energy, Inc.	36,164	538,482
OGE Energy Corp.	12,055	609,501
PNM Resources, Inc.	19,623	292,775
Questar Corp.	18,794	327,955
UGI Corp.	25,937	853,327
Vectren Corp.	12,377	336,654
Westar Energy, Inc.	11,995	316,908
WGL Holdings, Inc.	10,919	425,841

Total Utilities		8,837,816

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES MID CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Total Investments–100.0%
(Cost $123,036,073)		$156,828,008

Other Assets in Excess of Liabilities–0.0%**		67,650

Net Assets–100.0%		$156,895,658

*	Non-income producing security
**	Represents less than 0.05%
(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES SMALL CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS–100.0%
Automobiles & Components–0.5%
Drew Industries, Inc.	5,724	$127,817
Spartan Motors, Inc.	17,533	120,276
Standard Motor Products, Inc.	13,251	183,261
Superior Industries International, Inc.	7,492	192,095
Winnebago Industries, Inc. *	7,072	94,553

Total Automobiles & Components		718,002

Banks–2.8%
Bank Mutual Corp.	7,183	30,384
Bank of The Ozarks, Inc.	1,085	47,425
Boston Private Financial Holdings, Inc.	14,649	103,568
Brookline Bancorp, Inc.	2,894	30,474
City Holding Co.	1,131	39,992
Columbia Banking System, Inc.	2,516	48,232
Community Bank System, Inc.	2,913	70,699
Dime Community Bancshares	3,417	50,435
First BanCorp *	48,023	240,115
First Commonwealth Financial Corp.	11,065	75,795
First Financial Bancorp	5,568	92,930
First Financial Bankshares, Inc.	886	45,514
First Midwest Bancorp, Inc.	9,237	108,904
Glacier Bancorp, Inc.	6,144	92,467
Hancock Holding Co.	3,313	108,799
Hanmi Financial Corp. *	40,985	50,821
Home Bancshares, Inc.	1,879	42,747
Independent Bank Corp.	2,075	56,046
Nara Bancorp, Inc. *	4,223	40,625
National Penn Bancshares, Inc.	14,707	113,832
NBT Bancorp, Inc.	3,307	75,367
Old National Bancorp	9,829	105,367
Pinnacle Financial Partners, Inc. *	5,040	83,362
PrivateBancorp, Inc., Class A	9,478	144,919
Provident Financial Services, Inc.	5,007	74,104
S&T Bancorp, Inc.	2,328	50,215
Signature Bank *	2,442	137,729
Simmons First National Corp., Class A	1,457	39,470
Sterling Bancorp, Class N	3,469	34,725
Sterling Bancshares, Inc.	8,557	73,676
Susquehanna Bancshares, Inc.	20,761	194,115
Texas Capital Bancshares, Inc. *	3,262	84,779
Tompkins Financial Corp.	1,120	46,536
Trustco Bank Corp.	6,868	40,727
UMB Financial Corp.	3,861	144,228
Umpqua Holdings Corp.	10,600	121,264
United Bankshares, Inc.	3,429	90,937
United Community Banks, Inc. *	47,727	113,113
Whitney Holding Corp.	12,775	173,995
Wilmington Trust Corp.	15,583	70,435
Wilshire Bancorp, Inc.*	5,538	27,136
Wintrust Financial Corp.	5,245	192,754

Total Banks		3,608,757

Capital Goods–11.1%
A.O. Smith Corp.	11,608	514,699
AAON, Inc.	1,847	60,766
AAR Corp. *	11,445	317,255
Actuant Corp., Class A	10,133	293,857
Aerovironment, Inc. *	1,950	68,191
Albany International Corp., Class A	8,449	210,380
American Science & Engineering, Inc.	646	59,665
Apogee Enterprises, Inc.	13,525	178,395
Applied Industrial Technologies, Inc.	13,002	432,446
Astec Industries, Inc. *	5,323	198,495
AZZ, Inc.	2,229	101,642
Badger Meter, Inc.	1,383	56,993
Barnes Group, Inc.	12,400	258,912
Belden, Inc.	10,082	378,579
Brady Corp., Class A	8,477	302,544
Briggs & Stratton Corp.	22,029	498,957
Cascade Corp.	1,620	72,220
Ceradyne, Inc. *	2,947	132,851
CIRCOR International, Inc.	3,471	163,206
CLARCOR, Inc.	5,156	231,659
Comfort Systems USA, Inc.	19,598	275,744
Cubic Corp.	5,304	304,980
Curtiss-Wright Corp.	13,075	459,455
Dycom Industries, Inc. *	15,490	268,597
EMCOR Group, Inc. *	39,930	1,236,632
Encore Wire Corp.	7,514	182,891
EnPro Industries, Inc. *	5,140	186,685
ESCO Technologies, Inc.	3,488	133,067
Esterline Technologies Corp. *	5,146	363,925
Federal Signal Corp.	26,709	173,876
GenCorp, Inc. *	37,244	222,719
Gibraltar Industries, Inc. *	13,978	166,757
Griffon Corp. *	23,662	310,682
II-VI, Inc. *	1,516	75,421
Insituform Technologies, Inc., Class A *	7,614	203,674
John Bean Technologies Corp.	9,657	185,704
Kaman Corp.	9,545	335,984
Kaydon Corp.	2,739	107,341
Lawson Products, Inc.	3,485	80,294
Lindsay Corp.	1,115	88,107
Lydall, Inc. *	8,803	78,259
Moog, Inc., Class A *	11,923	547,385
Mueller Industries, Inc.	13,861	507,590
NCI Building Systems, Inc. *	18,018	228,288
Orbital Sciences Corp. *	16,017	303,042
Orion Marine Group, Inc. *	4,917	52,809
Powell Industries, Inc. *	4,174	164,623
Quanex Building Products Corp.	9,596	188,369
Robbins & Myers, Inc.	3,644	167,588
Simpson Manufacturing Co., Inc.	4,586	135,104
Standex International Corp.	4,272	161,866
Teledyne Technologies, Inc. *	9,339	482,920
Toro Co.	6,005	397,651
Tredegar Corp.	8,514	183,732
Triumph Group, Inc.	3,179	281,183
Universal Forest Products, Inc.	11,452	419,716
Vicor Corp.	3,040	50,130
Watts Water Technologies, Inc., Class A	8,374	319,803

Total Capital Goods		14,564,305

Commercial & Professional Services–5.7%
ABM Industries, Inc.	30,813	782,342
CDI Corp.	10,659	157,647

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES SMALL CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Commercial & Professional Services–5.7% (continued)
Consolidated Graphics, Inc. *	4,497	$245,671
Dolan Co. *	4,735	57,483
Exponent, Inc. *	1,373	61,250
G&K Services, Inc., Class A	6,359	211,437
Geo Group, Inc. *	11,185	286,783
Healthcare Services Group, Inc.	10,601	186,366
Heidrick & Struggles International, Inc.	4,076	113,435
Insperity, Inc.	13,251	402,565
Interface, Inc., Class A	13,201	244,086
Kelly Services, Inc., Class A *	57,117	1,240,010
Mobile Mini, Inc. *	3,909	93,894
Navigant Consulting, Inc. *	6,685	66,783
On Assignment, Inc. *	11,233	106,264
School Specialty, Inc. *	17,003	243,143
SFN Group, Inc. *	46,926	661,187
Standard Register Co.	48,303	160,366
SYKES Enterprises, Inc. *	11,835	233,978
Tetra Tech, Inc. *	12,659	312,551
TrueBlue, Inc. *	13,401	225,003
United Stationers, Inc.	17,076	1,213,250
Viad Corp.	7,092	169,782

Total Commercial & Professional Services		7,475,276

Consumer Durables & Apparel–5.5%
Arctic Cat, Inc. *	6,888	107,108
Blyth, Inc.	5,894	191,496
Brunswick Corp.	42,614	1,083,674
Callaway Golf Co.	27,570	188,028
Carter’s, Inc. *	12,203	349,372
CROCS, Inc. *	9,596	171,193
Ethan Allen Interiors, Inc.	6,567	143,817
Helen of Troy Ltd. *	5,023	147,676
Iconix Brand Group, Inc. *	3,569	76,662
Jakks Pacific, Inc. *	8,758	169,467
Kid Brands, Inc. *	6,432	47,275
K-Swiss, Inc., Class A *	4,070	45,869
La-Z-Boy, Inc., Class Z *	30,410	290,416
Liz Claiborne, Inc. *	80,681	434,871
M/I Homes, Inc. *	11,296	169,327
Maidenform Brands, Inc. *	4,789	136,822
Meritage Homes Corp. *	10,655	257,105
Movado Group, Inc. *	5,121	75,176
National Presto Industries, Inc.	891	100,398
Oxford Industries, Inc.	7,764	265,451
Perry Ellis International, Inc. *	6,535	179,843
Pool Corp.	16,155	389,497
Quiksilver, Inc. *	81,377	359,686
RC2 Corp. *	4,257	119,622
Skechers U.S.A., Inc., Class A *	19,995	410,697
Skyline Corp.	1,178	23,619
Standard Pacific Corp. *	61,688	230,096
Steven Madden Ltd. *	3,065	143,841
Sturm Ruger & Co., Inc.	3,669	84,277
True Religion Apparel, Inc. *	3,608	84,680
Unifirst Corp.	4,299	227,890
Universal Electronics, Inc. *	2,440	72,126
Volcom, Inc.	3,689	68,357
Wolverine World Wide, Inc.	8,534	318,148

Total Consumer Durables & Apparel		7,163,582

Consumer Services–4.1%
American Public Education, Inc. *	1,249	50,522
Biglari Holdings, Inc. *	378	160,102
BJ’s Restaurants, Inc. *	2,955	116,220
Buffalo Wild Wings, Inc. *	2,968	161,548
California Pizza Kitchen, Inc. *	8,526	143,919
Capella Education Co. *	1,488	74,087
CEC Entertainment, Inc.	4,793	180,840
Coinstar, Inc. *	4,990	229,141
Corinthian Colleges, Inc. *	45,687	201,937
Cracker Barrel Old Country Store, Inc.	10,126	497,592
DineEquity, Inc. *	5,964	327,901
Hillenbrand, Inc.	8,066	173,419
Interval Leisure Group, Inc. *	5,521	90,268
Jack in the Box, Inc. *	25,099	569,245
Marcus Corp.	5,963	64,997
Monarch Casino & Resort, Inc. *	2,539	26,406
Multimedia Games, Inc. *	5,440	31,171
O'Charleys, Inc. *	27,198	162,372
Papa John’s International, Inc. *	9,861	312,298
Peet’s Coffee & Tea, Inc. *	1,911	91,900
PF Chang’s China Bistro, Inc.	5,654	261,158
Pinnacle Entertainment, Inc. *	17,676	240,747
Pre-Paid Legal Services, Inc. *	1,689	111,474
Red Robin Gourmet Burgers, Inc. *	9,668	260,069
Ruby Tuesday, Inc. *	20,470	268,362
Ruth’s Hospitality Group, Inc. *	15,905	82,070
Shuffle Master, Inc. *	4,013	42,859
Sonic Corp. *	13,366	120,962
Texas Roadhouse, Inc., Class A	12,785	217,217
Universal Technical Institute, Inc.	4,643	90,306

Total Consumer Services		5,361,109

Diversified Financials–1.6%
Cash America International, Inc.	7,564	348,322
Ezcorp, Inc., Class A *	5,749	180,461
First Cash Financial Services, Inc. *	3,083	119,004
Interactive Brokers Group, Inc., Class A	13,326	211,750
Investment Technology Group, Inc. *	8,467	154,015
LaBranche & Co., Inc. *	4,482	17,614
OptionsXpress Holdings, Inc.	2,666	48,815
Piper Jaffray Cos. *	3,566	147,739
Portfolio Recovery Associates, Inc. *	1,095	93,217
Prospect Capital Corp.	11,352	138,608
Stifel Financial Corp. *	5,069	363,904
SWS Group, Inc.	23,532	142,839
TradeStation Group, Inc. *	4,589	32,215
World Acceptance Corp. *	1,904	124,141

Total Diversified Financials		2,122,644

Energy–8.7%
Basic Energy Services, Inc. *	9,560	243,876
Bristow Group, Inc. *	5,669	268,144
CARBO Ceramics, Inc.	981	138,439
Contango Oil & Gas Co. *	610	38,576
Georesources, Inc. *	418	13,071
Gulf Island Fabrication, Inc.	2,153	69,262
Gulfport Energy Corp. *	1,174	42,440
Holly Corp.	46,714	2,838,343

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES SMALL CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Energy–8.7% (continued)
Hornbeck Offshore Services, Inc. *	4,486	$138,393
ION Geophysical Corp. *	11,152	141,519
Lufkin Industries, Inc.	2,274	212,551
Matrix Service Co. *	11,788	163,853
Oil States International, Inc. *	8,063	613,917
Penn Virginia Corp.	7,765	131,694
Petroleum Development Corp. *	1,970	94,580
Petroquest Energy, Inc. *	5,613	52,538
Pioneer Drilling Co. *	12,662	174,735
SEACOR Holdings, Inc.	5,763	532,847
Stone Energy Corp. *	6,925	231,087
Swift Energy Co. *	2,490	106,273
Tetra Technologies, Inc. *	17,238	265,465
World Fuel Services Corp.	118,651	4,818,417

Total Energy		11,330,020

Food & Staples Retailing–3.5%
Andersons, Inc.	20,267	987,408
Casey’s General Stores, Inc.	23,911	932,529
Nash Finch Co.	30,879	1,171,549
Spartan Stores, Inc.	34,271	506,868
United Natural Foods, Inc. *	22,608	1,013,291

Total Food & Staples Retailing		4,611,645

Food, Beverage & Tobacco–2.3%
Alliance One International, Inc. *	124,868	501,969
B&G Foods, Inc., Class A	2,304	43,246
Boston Beer Co., Inc., Class A *	1,231	114,015
Calavo Growers, Inc.	3,639	79,512
Cal-Maine Foods, Inc.	6,237	183,992
Darling International, Inc. *	11,220	172,452
Diamond Foods, Inc.	2,678	149,432
Hain Celestial Group, Inc. *	7,765	250,654
J&J Snack Foods Corp.	3,234	152,224
Sanderson Farms, Inc.	10,022	460,210
Seneca Foods Corp., Class A *	11,953	357,036
Snyders-Lance, Inc.	9,004	178,730
TreeHouse Foods, Inc. *	7,478	425,274

Total Food, Beverage & Tobacco		3,068,746

Health Care Equipment & Services–11.4%
Abaxis, Inc. *	957	27,600
Air Methods Corp. *	2,402	161,535
Align Technology, Inc. *	4,690	96,051
Almost Family, Inc. *	2,177	81,942
Amedisys, Inc. *	13,605	476,175
American Medical Systems Holdings, Inc. *	6,572	142,218
AMERIGROUP Corp. *	28,727	1,845,710
AMN Healthcare Services, Inc. *	23,533	203,796
Amsurg Corp., Class A *	7,846	199,602
Analogic Corp.	1,943	109,877
Bio-Reference Labs, Inc. *	4,745	106,478
Cantel Medical Corp.	2,710	69,782
Catalyst Health Solutions, Inc. *	16,914	946,000
Centene Corp. *	41,662	1,374,013
Chemed Corp.	4,543	302,609
Computer Programs & Systems, Inc.	680	43,710
CONMED Corp. *	6,603	173,527
Cooper Cos., Inc.	59	4,098
Corvel Corp. *	1,576	83,812
Cross Country Healthcare, Inc. *	13,707	107,326
CryoLife, Inc. *	4,850	29,585
Cyberonics, Inc. *	1,236	39,317
Ensign Group, Inc.	6,426	205,182
Gentiva Health Services, Inc. *	13,246	371,285
Greatbatch, Inc. *	5,072	134,205
Haemonetics Corp. *	2,304	151,004
Hanger Orthopedic Group, Inc. *	8,593	223,676
Healthspring, Inc. *	24,557	917,695
Healthways, Inc. *	15,261	234,562
HMS Holdings Corp. *	987	80,786
ICU Medical, Inc. *	1,752	76,703
Integra Lifesciences Holdings Corp. *	3,443	163,267
Invacare Corp.	13,537	421,271
IPC The Hospitalist Co., Inc. *	2,241	101,764
Kensey Nash Corp. *	641	15,967
Landauer, Inc.	403	24,793
LCA-Vision, Inc. *	4,149	28,006
LHC Group, Inc. *	5,533	165,990
Magellan Health Services, Inc. *	14,720	722,458
Medcath Corp. *	9,449	131,814
Meridian Bioscience, Inc.	1,461	35,049
Merit Medical Systems, Inc. *	4,268	83,738
Molina Healthcare, Inc. *	36,244	1,449,760
MWI Veterinary Supply, Inc. *	4,230	341,276
Natus Medical, Inc. *	3,236	54,365
Neogen Corp. *	763	31,573
Omnicell, Inc. *	3,600	54,864
Palomar Medical Technologies, Inc. *	1,139	16,914
PharMerica Corp. *	36,786	420,832
PSS World Medical, Inc. *	21,305	578,431
Quality Systems, Inc.	945	78,756
RehabCare Group, Inc. *	13,702	505,193
SurModics, Inc. *	1,625	20,312
Symmetry Medical, Inc. *	8,343	81,761
West Pharmaceutical Services, Inc.	6,364	284,916
Zoll Medical Corp. *	2,657	119,060

Total Health Care Equipment & Services		14,951,991

Household & Personal Products–0.5%
Central Garden and Pet Co., Class A *	35,634	328,189
Medifast, Inc. *	1,910	37,722
Prestige Brands Holdings, Inc. *	18,764	215,786
WD-40 Co.	1,787	75,662

Total Household & Personal Products		657,359

Insurance–2.8%
AMERISAFE, Inc. *	3,077	68,032
Delphi Financial Group, Inc., Class A	13,133	403,314
eHealth, Inc. *	2,111	28,076
Employers Holdings, Inc.	5,570	115,076
Horace Mann Educators Corp.	12,531	210,521
Infinity Property & Casualty Corp.	3,438	204,527
Meadowbrook Insurance Group, Inc.	59,980	620,793
National Financial Partners Corp. *	17,472	257,712

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES SMALL CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Insurance–2.8% (continued)
Navigators Group, Inc. *	3,389	$174,533
Presidential Life Corp.	6,668	63,546
ProAssurance Corp. *	2,559	162,164
RLI Corp.	2,157	124,351
Safety Insurance Group, Inc.	2,941	135,610
Selective Insurance Group, Inc.	19,549	338,198
Stewart Information Services Corp.	35,320	370,154
Tower Group, Inc.	11,445	275,023
United Fire & Casualty Co.	6,032	121,907

Total Insurance		3,673,537

Materials–5.2%
A. Schulman, Inc.	14,080	348,058
A.M. Castle & Co. *	11,923	225,106
AMCOL International Corp.	6,128	220,485
American Vanguard Corp.	6,843	59,397
Arch Chemicals, Inc.	9,022	375,225
Balchem Corp.	1,660	62,283
Buckeye Technologies, Inc.	7,942	216,261
Calgon Carbon Corp. *	6,793	107,873
Century Aluminum Co. *	15,898	296,975
Clearwater Paper Corp. *	3,908	318,111
Deltic Timber Corp.	566	37,831
Eagle Materials, Inc.	4,054	122,674
H.B. Fuller Co.	14,299	307,143
Headwaters, Inc. *	32,764	193,308
Kaiser Aluminum Corp.	4,700	231,475
KapStone Paper and Packaging Corp. *	11,444	196,494
Koppers Holdings, Inc.	7,087	302,615
LSB Industries, Inc. *	5,317	210,766
Materion Corp. *	6,738	274,910
Myers Industries, Inc.	15,654	155,444
Neenah Paper, Inc.	7,618	167,367
Olympic Steel, Inc.	6,349	208,311
OM Group, Inc. *	6,715	245,366
PolyOne Corp.	45,118	641,127
Quaker Chemical Corp.	2,989	120,068
RTI International Metals, Inc. *	3,444	107,281
Schweitzer-Mauduit International, Inc.	2,874	145,453
Stepan Co.	4,327	313,708
STR Holdings, Inc. *	3,946	75,684
Texas Industries, Inc.	3,410	154,234
Wausau Paper Corp.	29,235	223,355
Zep, Inc.	6,469	112,625

Total Materials		6,777,013

Media–0.9%
Arbitron, Inc.	2,302	92,149
E.W. Scripps Co., Class A *	18,090	179,091
Live Nation Entertainment, Inc. *	90,420	904,200

Total Media		1,175,440

Pharmaceuticals, Biotechnology & Life Sciences–1.2%
Affymetrix, Inc. *	16,023	83,480
Arqule, Inc. *	1,156	8,277
Cambrex Corp. *	9,448	51,964
Cubist Pharmaceuticals, Inc. *	6,763	170,698
Dionex Corp. *	792	93,496
Emergent Biosolutions, Inc. *	2,690	64,990
Enzo Biochem, Inc. *	4,491	18,817
eResearchTechnology, Inc. *	4,027	27,263
Hi-Tech Pharmacal Co., Inc. *	1,476	29,712
Kendle International, Inc. *	11,870	127,128
Par Pharmaceutical Cos., Inc. *	6,507	202,238
Parexel International Corp. *	15,004	373,600
Questcor Pharmaceuticals, Inc. *	2,232	32,163
Regeneron Pharmaceuticals, Inc. *	3,141	141,156
Salix Pharmaceuticals Ltd. *	1,521	53,281
Savient Pharmaceuticals, Inc. *	57	604
Viropharma, Inc. *	5,546	110,365

Total Pharmaceuticals, Biotechnology & Life Sciences		1,589,232

Real Estate–1.5%
Acadia Realty Trust (a)	1,923	36,383
BioMed Realty Trust, Inc. (a)	4,773	90,782
Cedar Shopping Centers, Inc. (a)	6,191	37,332
Colonial Properties Trust (a)	4,658	89,666
DiamondRock Hospitality Co. (a)	12,068	134,800
EastGroup Properties, Inc. (a)	936	41,156
Entertainment Properties Trust (a)	1,463	68,498
Extra Space Storage, Inc. (a)	3,642	75,426
Forestar Group, Inc. *	1,381	26,267
Franklin Street Properties Corp. (a)	2,270	31,939
Getty Realty Corp. (a)	1,843	42,168
Healthcare Realty Trust, Inc. (a)	2,859	64,899
Home Properties, Inc. (a)	2,120	124,974
Inland Real Estate Corp. (a)	4,282	40,850
Kilroy Realty Corp. (a)	1,919	74,515
Kite Realty Group Trust (a)	4,379	23,252
LaSalle Hotel Properties (a)	5,414	146,178
Lexington Realty Trust (a)	9,698	90,676
LTC Properties, Inc. (a)	616	17,457
Medical Properties Trust, Inc. (a)	2,849	32,963
Mid-America Apartment Communities, Inc. (a)	1,431	91,870
National Retail Properties, Inc. (a)	1,988	51,946
Parkway Properties, Inc. (a)	3,376	57,392
Pennsylvania Real Estate Investment Trust (a)	7,425	105,955
Post Properties, Inc. (a)	1,859	72,966
PS Business Parks, Inc. (a)	1,156	66,979
Saul Centers, Inc. (a)	851	37,912
Sovran Self Storage, Inc. (a)	1,198	47,381
Tanger Factory Outlet Centers (a)	2,507	65,784
Universal Health Realty Income Trust (a)	189	7,660
Urstadt Biddle Properties, Inc., Class A (a)	988	18,792

Total Real Estate		1,914,818

Retailing–10.0%
Audiovox Corp., Class A *	15,215	121,720
Big 5 Sporting Goods Corp.	14,186	169,097
Blue Nile, Inc. *	1,301	70,241
Brown Shoe Co., Inc.	35,327	431,696
Buckle, Inc.	5,089	205,596
Cabela’s, Inc. *	27,082	677,321
Cato Corp., Class A	7,012	171,794

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES SMALL CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Retailing–10.0% (continued)
Childrens Place Retail Stores, Inc. *	7,170	$357,281
Christopher & Banks Corp.	19,473	126,185
Coldwater Creek, Inc. *	92,296	243,661
Finish Line, Inc., Class A	14,107	280,024
Fred’s, Inc., Class A	29,896	398,215
Genesco, Inc. *	9,674	388,895
Group 1 Automotive, Inc.	29,062	1,243,854
Haverty Furniture Cos., Inc.	11,047	146,483
Hibbett Sports, Inc. *	3,598	128,844
HOT Topic, Inc.	28,047	159,868
HSN, Inc. *	22,487	720,259
JOS A. Bank Clothiers, Inc. *	4,239	215,680
Kirkland’s, Inc. *	6,810	105,146
Lithia Motors, Inc., Class A	34,764	506,859
Lumber Liquidators Holdings, Inc. *	5,984	149,540
MarineMax, Inc. *	14,390	141,885
Men’s Wearhouse, Inc.	18,163	491,491
Midas, Inc. *	4,638	35,574
Monro Muffler Brake, Inc.	3,525	116,255
Nutrisystem, Inc.	5,927	85,882
OfficeMax, Inc. *	92,745	1,200,120
PEP Boys-Manny Moe & Jack	32,203	409,300
PetMed Express, Inc.	2,979	47,247
Sonic Automotive, Inc., Class A	118,282	1,657,131
Stage Stores, Inc.	20,559	395,144
Stamps.com, Inc.	1,410	18,824
Stein Mart, Inc.	31,014	313,552
Tuesday Morning Corp. *	33,907	166,144
Vitamin Shoppe, Inc. *	12,927	437,320
Zale Corp. *	108,257	431,945
Zumiez, Inc. *	3,072	81,193

Total Retailing		13,047,266

Semiconductors & Semiconductor Equipment–2.0%
Advanced Energy Industries, Inc. *	6,943	113,518
ATMI, Inc. *	3,968	74,916
Brooks Automation, Inc. *	12,115	166,339
Cabot Microelectronics Corp. *	2,168	113,278
Ceva, Inc. *	426	11,387
Cohu, Inc.	4,013	61,640
Cymer, Inc. *	2,441	138,112
Diodes, Inc. *	4,856	165,395
DSP Group, Inc. *	6,523	50,227
Exar Corp. *	3,862	23,249
FEI Co. *	5,453	183,875
Hittite Microwave Corp. *	813	51,845
Kopin Corp. *	6,273	28,793
Kulicke & Soffa Industries, Inc. *	18,579	173,714
Micrel, Inc.	4,755	64,097
Microsemi Corp. *	4,475	92,677
MKS Instruments, Inc. *	8,144	271,195
Monolithic Power Systems, Inc. *	2,928	41,548
Pericom Semiconductor Corp. *	2,804	29,078
Power Integrations, Inc.	1,644	63,015
Rudolph Technologies, Inc. *	4,637	50,729
Sigma Designs, Inc. *	3,190	41,311
Standard Microsystems Corp. *	2,157	53,192
Supertex, Inc. *	590	13,145
Tessera Technologies, Inc. *	3,074	56,131
TriQuint Semiconductor, Inc. *	15,414	198,995
Ultratech, Inc. *	1,390	40,866
Veeco Instruments, Inc. *	3,835	194,971
Volterra Semiconductor Corp. *	1,492	37,046

Total Semiconductors & Semiconductor Equipment		2,604,284

Software & Services–4.2%
Blackbaud, Inc.	2,599	70,797
Bottomline Technologies, Inc. *	1,691	42,512
CACI International, Inc., Class A *	13,025	798,693
Cardtronics, Inc. *	12,495	254,273
Ciber, Inc. *	64,023	428,954
CommVault Systems, Inc. *	1,871	74,615
comScore, Inc. *	1,569	46,301
CSG Systems International, Inc. *	6,209	123,807
DealerTrack Holdings, Inc. *	2,643	60,683
Ebix, Inc. *	1,251	29,586
Epicor Software Corp. *	9,534	105,541
EPIQ Systems, Inc.	3,941	56,593
Forrester Research, Inc.	1,743	66,739
Heartland Payment Systems, Inc.	25,661	449,837
iGate Corp.	2,726	51,167
Infospace, Inc. *	7,299	63,209
Integral Systems, Inc. *	3,965	48,254
Interactive Intelligence, Inc. *	1,239	47,962
j2 Global Communications, Inc. *	1,874	55,302
JDA Software Group, Inc. *	4,571	138,318
Knot, Inc. *	2,446	29,474
Liquidity Services, Inc. *	4,096	73,155
LogMeIn, Inc. *	443	18,677
Manhattan Associates, Inc. *	2,073	67,829
MAXIMUS, Inc.	2,829	229,630
MicroStrategy, Inc., Class A *	1,096	147,390
NCI, Inc., Class A *	5,472	133,353
Netscout Systems, Inc. *	2,487	67,945
Perficient, Inc. *	3,964	47,608
Progress Software Corp. *	4,329	125,931
Radiant Systems, Inc. *	3,793	67,136
RightNow Technologies, Inc. *	1,643	51,426
Smith Micro Software, Inc. *	1,813	16,970
Sourcefire, Inc. *	1,136	31,251
StarTek, Inc. *	13,048	65,762
Synchronoss Technologies, Inc. *	1,174	40,797
Take-Two Interactive Software, Inc. *	21,644	332,668
Taleo Corp., Class A *	1,623	57,860
TeleTech Holdings, Inc. *	11,856	229,769
THQ, Inc. *	35,316	161,041
Tyler Technologies, Inc. *	3,111	73,762
United Online, Inc.	31,756	200,222
Websense, Inc. *	3,476	79,844
Wright Express Corp. *	1,829	94,815

Total Software & Services		5,457,458

Technology Hardware & Equipment–9.2%
Agilysys, Inc. *	26,607	152,724
Anixter International, Inc.	20,737	1,449,309
Arris Group, Inc. *	23,778	302,932
Avid Technology, Inc. *	8,522	190,041
Bel Fuse, Inc., Class B	2,695	59,317
Benchmark Electronics, Inc. *	31,420	596,037
Black Box Corp.	5,579	196,102

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES SMALL CAP FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Technology Hardware & Equipment–9.2% (continued)
Blue Coat Systems, Inc. *	3,752	$105,656
Brightpoint, Inc. *	86,353	936,067
Checkpoint Systems, Inc. *	9,237	207,648
Cognex Corp.	1,925	54,381
Comtech Telecommunications Corp.	5,263	143,048
CTS Corp.	11,296	121,997
Daktronics, Inc.	6,123	65,822
DG FastChannel, Inc. *	1,856	59,800
Digi International, Inc. *	3,807	40,202
DTS, Inc. *	383	17,859
Electro Scientific Industries, Inc. *	1,610	27,950
EMS Technologies, Inc. *	4,231	83,160
FARO Technologies, Inc. *	1,323	52,920
Gerber Scientific, Inc. *	13,134	122,934
Harmonic, Inc. *	11,145	104,540
Hutchinson Technology, Inc. *	26,030	73,405
Insight Enterprises, Inc. *	78,834	1,342,543
Intermec, Inc. *	12,272	132,415
Intevac, Inc. *	3,191	39,664
Littelfuse, Inc.	2,777	158,567
LoJack Corp. *	4,981	23,361
Mercury Computer Systems, Inc. *	2,134	45,155
Methode Electronics, Inc.	6,437	77,759
MTS Systems Corp.	2,192	99,846
Netgear, Inc. *	5,786	187,698
Network Equipment Technologies, Inc. *	3,681	13,877
Newport Corp. *	6,032	107,551
Novatel Wireless, Inc. *	7,497	40,934
Oplink Communications, Inc. *	1,544	30,093
OSI Systems, Inc. *	3,699	138,823
Park Electrochemical Corp.	1,202	38,765
PC-Tel, Inc. *	2,429	18,630
Plexus Corp. *	15,135	530,633
Pulse Electronics Corp.	23,761	143,754
RadiSys Corp. *	7,319	63,383
Rofin-Sinar Technologies, Inc. *	2,711	107,085
Rogers Corp. *	2,343	105,576
Scansource, Inc. *	14,008	532,164
Stratasys, Inc. *	793	37,271
Super Micro Computer, Inc. *	12,302	197,324
Symmetricom, Inc. *	7,411	45,429
Synaptics, Inc. *	3,702	100,028
SYNNEX Corp. *	61,917	2,026,543
Tekelec *	9,119	74,046
Tollgrade Communications, Inc. *	1,229	12,388
TTM Technologies, Inc. *	14,884	270,293
Viasat, Inc. *	3,364	134,022

Total Technology Hardware & Equipment		12,039,471

Telecommunication Services–0.4%
Atlantic Tele-Network, Inc.	3,353	124,698
Cbeyond, Inc. *	7,146	83,394
Cincinnati Bell, Inc. *	19,365	51,898
General Communication, Inc., Class A *	11,679	127,768
Neutral Tandem, Inc. *	2,664	39,294
NTELOS Holdings Corp.	6,491	119,499
USA Mobility, Inc.	2,975	43,108

Total Telecommunication Services		589,659

Transportation–1.7%
Allegiant Travel Co., Class A	2,866	125,559
Arkansas Best Corp.	12,957	335,845
Forward Air Corp.	3,641	111,524
Heartland Express, Inc.	6,774	118,951
HUB Group, Inc., Class A *	11,357	411,010
Knight Transportation, Inc.	8,162	157,119
Old Dominion Freight Line, Inc. *	10,496	368,305
Skywest, Inc.	36,088	610,609

Total Transportation		2,238,922

Utilities–3.2%
Allete, Inc.	5,575	217,258
American States Water Co.	2,492	89,363
Avista Corp.	16,319	377,459
Central Vermont Public Service Corp.	3,622	84,356
CH Energy Group, Inc.	4,049	204,637
El Paso Electric Co. *	7,335	222,984
Laclede Group, Inc.	10,654	405,917
New Jersey Resources Corp.	12,830	551,049
Northwest Natural Gas Co.	4,176	192,639
NorthWestern Corp.	8,961	271,518
Piedmont Natural Gas Co., Inc.	12,349	374,792
South Jersey Industries, Inc.	3,744	209,552
Southwest Gas Corp.	11,890	463,353
UIL Holdings Corp.	6,442	196,610
Unisource Energy Corp.	8,842	319,461

Total Utilities		4,180,948

Total Investments–100.0%
(Cost $102,946,746)		130,921,484

Other Assets in Excess of Liabilities–0.0%**		57,651

Net Assets–100.0%		$130,979,135

*	Non-income producing security
**	Represents less than 0.05%
(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES FINANCIALS SECTOR FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS–100.0%
Capital Markets–10.4%
Ameriprise Financial, Inc.	2,592	$158,319
Bank of New York Mellon Corp.	7,174	214,287
Charles Schwab Corp.	3,872	69,812
E*Trade Financial Corp. *	2,266	35,418
Federated Investors, Inc., Class B	552	14,766
Franklin Resources, Inc.	731	91,433
Goldman Sachs Group, Inc.	4,126	653,847
Invesco Ltd.	2,276	58,175
Janus Capital Group, Inc.	1,209	15,076
Legg Mason, Inc.	1,096	39,555
Morgan Stanley	20,371	556,536
Northern Trust Corp.	1,122	56,941
State Street Corp.	3,588	161,245
T. Rowe Price Group, Inc.	547	36,332

Total Capital Markets		2,161,742

Commercial Banks–14.5%
BB&T Corp.	6,219	170,712
Comerica, Inc.	994	36,500
Fifth Third Bancorp	7,503	104,142
First Horizon National Corp.	2,603	29,180
Huntington Bancshares, Inc.	7,216	47,914
KeyCorp	9,792	86,953
M&T Bank Corp.	699	61,840
Marshall & Ilsley Corp.	8,037	64,216
PNC Financial Services Group, Inc.	4,448	280,179
Regions Financial Corp.	18,729	135,972
SunTrust Banks, Inc.	5,403	155,822
U.S. Bancorp	11,728	309,971
Wells Fargo & Co.	47,138	1,494,275
Zions Bancorporation	1,888	43,537

Total Commercial Banks		3,021,213

Consumer Finance–5.0%
American Express Co.	9,506	429,671
Capital One Financial Corp.	6,564	341,065
Discover Financial Services	6,038	145,637
SLM Corp. *	8,022	122,737

Total Consumer Finance		1,039,110

Diversified Financial Services–27.7%
Bank of America Corp.	165,826	2,210,460
Citigroup, Inc. *	327,994	1,449,733
CME Group, Inc., Class A	139	41,915
IntercontinentalExchange, Inc. *	143	17,666
JPMorgan Chase & Co.	40,596	1,871,476
Leucadia National Corp.	681	25,565
Moody’s Corp.	1,071	36,318
NASDAQ OMX Group, Inc. *	2,108	54,471
NYSE Euronext	2,293	80,645

Total Diversified Financial Services		5,788,249

Insurance–39.2%
ACE Ltd.	3,914	253,236
Aflac, Inc.	5,389	284,431
Allstate Corp.	15,169	482,071
American International Group, Inc. *	27,548	968,037
AON Corp.	2,617	138,596
Assurant, Inc.	3,357	129,278
Berkshire Hathaway, Inc., Class B *	24,329	2,034,634
Chubb Corp.	3,360	206,001
Cincinnati Financial Corp.	1,862	61,074
Genworth Financial, Inc., Class A *	11,395	153,377
Hartford Financial Services
Group, Inc.	13,359	359,758
Lincoln National Corp.	5,490	164,920
Loews Corp.	5,715	246,259
Marsh & McLennan Cos., Inc.	5,978	178,204
MetLife, Inc.	17,847	798,296
Principal Financial Group, Inc.	4,261	136,821
Progressive Corp.	10,777	227,718
Prudential Financial, Inc.	10,308	634,767
Torchmark Corp.	821	54,580
Travelers Cos., Inc.	6,858	407,914
Unum Group	6,316	165,795
XL Group PLC, Class A	4,413	108,560

Total Insurance		8,194,327

Paper & Forest Products–0.6%
Weyerhaeuser Co. (a)	5,316	130,774

Real Estate Investment Trusts–1.9%
Apartment Investment & Management Co., Class A (a)	700	17,829
AvalonBay Communities, Inc. (a)	121	14,530
Boston Properties, Inc. (a)	281	26,653
Equity Residential (a)	590	33,282
HCP, Inc. (a)	565	21,436
Health Care REIT, Inc. (a)	216	11,327
Host Hotels & Resorts, Inc. (a)	3,710	65,333
Kimco Realty Corp. (a)	791	14,507
Plum Creek Timber Co., Inc. (a)	453	19,755
ProLogis (a)	1,092	17,450
Public Storage (a)	249	27,617
Simon Property Group, Inc. (a)	587	62,903
Ventas, Inc. (a)	303	16,453
Vornado Realty Trust (a)	523	45,762

Total Real Estate Investment Trusts		394,837

Real Estate Management & Development–0.5%
CB Richard Ellis Group, Inc., Class A *	3,531	94,278

Thrifts & Mortgage Finance–0.2%
Hudson City Bancorp, Inc.	3,614	34,983
People’s United Financial, Inc.	1,212	15,247

Total Thrifts & Mortgage Finance		50,230

Total Investments–100.0%
(Cost $20,800,766)		20,874,760

Other Assets in Excess of Liabilities–0.0%**		3,084

Net Assets–100.0%		$20,877,844

*	Non-income producing security
**	Represents less than 0.05%
(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES ADR FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS–98.4%
Automobiles & Components–5.0%
Honda Motor Co. Ltd. (a)	24,282	$910,818
Magna International, Inc., Class A	4,795	229,728
Toyota Motor Corp. (a)	25,164	2,019,411

Total Automobiles & Components		3,159,957

Banks–12.9%
Banco Bilbao Vizcaya Argentaria SA (a)	21,174	254,088
Banco Bradesco SA (a)	34,151	708,633
Banco de Chile (a)	367	30,898
Banco Santander Chile (a)	434	37,649
Banco Santander SA (a)	45,655	535,076
Bank of Montreal	2,319	150,689
Bank of Nova Scotia	3,751	230,274
Barclays PLC (a)	41,890	759,885
Canadian Imperial Bank of Commerce	1,683	145,361
Credicorp Ltd.	247	25,918
HSBC Holdings PLC (a)	19,844	1,027,919
Itau Unibanco Holding SA (a)	25,124	604,232
KB Financial Group, Inc. (a)	6	313
Lloyds Banking Group PLC * (a)	246,696	912,775
Mitsubishi UFJ Financial Group, Inc. (a)	103,686	476,956
Mizuho Financial Group, Inc. * (a)	74,431	247,111
National Bank of Greece SA (a)	48,336	85,555
Royal Bank of Canada	4,869	301,732
Royal Bank of Scotland Group PLC * (a)	48,725	642,195
Shinhan Financial Group Co., Ltd. (a)	197	17,842
Sumitomo Mitsui Financial Group, Inc. (a)	43,467	271,669
Toronto-Dominion Bank	2,790	247,166
Westpac Banking Corp. (a)	2,940	367,794

Total Banks		8,081,730

Capital Goods–3.8%
ABB Ltd. * (a)	13,156	318,244
Embraer SA (a)	1,522	51,291
Koninklijke Philips Electronics NV	10,498	337,721
Kubota Corp. (a)	1,952	91,959
Mitsui & Co. Ltd. (a)	1,179	423,850
Nidec Corp. (a)	2,811	60,802
Siemens AG (a)	7,751	1,064,522

Total Capital Goods		2,348,389

Consumer Durables & Apparel–2.7%
Gildan Activewear, Inc.	411	13,469
Luxottica Group SpA (a)	2,399	78,639
Panasonic Corp. (a)	65,113	819,773
Sony Corp. (a)	23,999	763,888

Total Consumer Durables & Apparel		1,675,769

Consumer Services–0.3%
Carnival PLC (a)	3,605	142,794
Intercontinental Hotels Group PLC (a)	776	16,086
Tim Hortons, Inc.	532	24,105

Total Consumer Services		182,985

Diversified Financials–4.9%
Credit Suisse Group AG (a)	11,108	472,979
Deutsche Bank AG	10,351	611,434
ING Groep NV * (a)	109,751	1,394,935
Nomura Holdings, Inc. (a)	26,491	137,753
ORIX Corp. * (a)	848	39,491
UBS AG *	23,888	431,178

Total Diversified Financials		3,087,770

Energy–32.6%
BP PLC (a)	63,204	2,789,825
Cameco Corp.	664	19,947
Canadian Natural Resources Ltd.	2,554	126,244
Cenovus Energy, Inc.	3,310	130,348
China Petroleum & Chemical Corp. (a)	24,760	2,490,361
CNOOC Ltd. (a)	885	223,940
Enbridge, Inc.	2,427	149,139
Encana Corp.	2,418	83,494
Enerplus Corp.	337	10,669
ENI SpA (a)	26,453	1,299,636
Imperial Oil Ltd.	4,550	232,368
Nexen, Inc.	2,426	60,456
Penn West Petroleum Ltd.	870	24,099
PetroChina Co. Ltd. (a)	29,678	4,518,475
Petroleo Brasileiro SA, Class A (a)	34,596	1,229,542
Royal Dutch Shell PLC, Class A (a)	25,368	1,848,312
Royal Dutch Shell PLC, Class B (a)	25,329	1,855,096
Statoil ASA (a)	31,095	859,466
Suncor Energy, Inc. *	7,356	329,843
Talisman Energy, Inc.	2,843	70,222
Tenaris SA (a)	1,631	80,669
Total SA (a)	30,698	1,871,657
TransCanada Corp.	1,935	78,426

Total Energy		20,382,234

Food & Staples Retailing–0.4%
Delhaize Group SA (a)	3,363	274,724

Food, Beverage & Tobacco–2.4%
Anheuser-Busch InBev NV (a)	6,294	359,828
British American Tobacco PLC (a)	2,916	236,167
Diageo PLC (a)	2,040	155,489
Fomento Economico Mexicano SAB de CV (a)	2,372	139,236
Unilever NV	9,466	296,854
Unilever PLC (a)	9,689	296,677

Total Food, Beverage & Tobacco		1,484,251

Health Care Equipment & Services–0.3%
Fresenius Medical Care AG & Co. KGaA (a)	1,777	119,983
Smith & Nephew PLC (a)	714	40,277

Total Health Care Equipment & Services		160,260

Insurance–5.3%
Aegon NV, Class G *	64,318	482,385
Aviva PLC (a)	63,522	896,931
China Life Insurance Co. Ltd. (a)	11,611	650,796
Manulife Financial Corp.	20,165	356,719
Prudential PLC (a)	31,209	709,068
Sun Life Financial, Inc.	7,511	236,071

Total Insurance		3,331,970

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES ADR FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Materials–5.8%
Agnico-Eagle Mines Ltd.	206	$13,668
Agrium, Inc.	1,173	108,221
ArcelorMittal	21,469	776,104
Barrick Gold Corp.	2,108	109,426
BHP Billiton Ltd. (a)	3,404	326,376
BHP Billiton PLC (a)	4,073	324,211
Cemex SAB de CV * (a)	15,554	138,897
Cia de Minas Buenaventura SA (a)	236	10,141
Cia Siderurgica Nacional SA (a)	4,866	81,068
CRH PLC (a)	9,862	228,996
Eldorado Gold Corp.	488	7,935
Fibria Celulose SA * (a)	2,271	37,290
Gerdau SA (a)	14,318	178,975
Goldcorp, Inc.	774	38,545
IAMGOLD Corp.	506	11,142
Kinross Gold Corp.	1,819	28,649
POSCO (a)	2,515	287,439
Potash Corp. of Saskatchewan, Inc., Class W	1,165	68,653
Rio Tinto PLC (a)	8,214	584,180
Sociedad Quimica y Minera de Chile SA (a)	337	18,623
Southern Copper Corp.	1,221	49,170
Syngenta AG (a)	1,772	115,481
Teck Resources Ltd., Class B	1,652	87,589
Yamana Gold, Inc.	1,332	16,397

Total Materials		3,647,176

Media–0.7%
Grupo Televisa SA * (a)	1,905	46,730
Pearson PLC (a)	4,993	88,875
Shaw Communications, Inc., Class B	1,695	35,714
Thomson Reuters Corp.	3,370	132,239
WPP PLC (a)	2,341	144,580

Total Media		448,138

Pharmaceuticals, Biotechnology & Life Sciences–3.0%
AstraZeneca PLC (a)	7,175	330,911
Elan Corp. PLC * (a)	1,921	13,216
GlaxoSmithKline PLC (a)	11,615	446,132
Novartis AG (a)	9,108	495,020
Novo Nordisk A/S (a)	874	109,451
QIAGEN NV *	551	11,048
Sanofi-Aventis SA (a)	11,639	409,926
Shire PLC (a)	390	33,969
Valeant Pharmaceuticals International, Inc.	261	13,000

Total Pharmaceuticals, Biotechnology & Life Sciences		1,862,673

Real Estate–0.2%
Brookfield Asset Management, Inc., Class A	4,306	139,773

Semiconductors & Semiconductor Equipment–0.6%
Advantest Corp. (a)	328	5,894
ARM Holdings PLC (a)	241	6,789
ASML Holding NV, Class G *	1,380	61,410
STMicroelectronics NV, Class Y	8,997	111,743
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	10,492	127,792
United Microelectronics Corp. (a)	13,964	38,122

Total Semiconductors & Semiconductor Equipment		351,750

Software & Services–0.3%
SAP AG (a)	2,751	168,801

Technology Hardware & Equipment–4.5%
Alcatel-Lucent * (a)	39,636	230,285
AU Optronics Corp. * (a)	16,093	141,297
Canon, Inc. (a)	9,335	404,672
Hitachi Ltd. (a)	18,148	936,981
Kyocera Corp. (a)	1,185	119,508
Nokia OYJ (a)	66,422	565,251
Research In Motion Ltd. *	2,324	131,469
Telefonaktiebolaget LM Ericsson (a)	22,506	289,427

Total Technology Hardware & Equipment		2,818,890

Telecommunication Services–10.1%
America Movil SAB de CV, Series R (a)	8,499	493,792
BCE, Inc.	4,852	176,322
BT Group PLC (a)	11,249	338,370
China Mobile Ltd. (a)	15,728	727,263
Chunghwa Telecom Co. Ltd. (a)	1,956	60,949
France Telecom SA (a)	27,015	608,108
Nippon Telegraph & Telephone Corp. (a)	47,391	1,065,824
NTT DoCoMo, Inc. (a)	25,207	443,391
Portugal Telecom SGPS SA (a)	5,821	67,698
Rogers Communications, Inc., Class B	3,299	120,084
Tele Norte Leste Participacoes SA (a)	9,959	174,581
Telecom Italia SpA (a)	23,482	361,153
Telefonica SA (a)	31,707	799,650
Telefonos de Mexico SAB de CV (a)	5,174	94,477
TELUS Corp., Class A	1,992	96,592
Vodafone Group PLC (a)	24,679	709,521

Total Telecommunication Services		6,337,775

Transportation–0.3%
Canadian National Railway Co.	1,091	82,120
Canadian Pacific Railway Ltd.	766	49,284
Lan Airlines SA (a)	1,682	43,042
Ryanair Holdings PLC (a)	1,532	42,590

Total Transportation		217,036

Utilities–2.3%
Centrais Eletricas Brasileiras SA, Class C (a)	9,607	149,005
Cia Energetica de Minas Gerais (a)	3,660	70,528
Empresa Nacional de Electricidad SA (a)	861	47,889
Enersis SA (a)	6,446	134,206
Korea Electric Power Corp. * (a)	28,348	346,979
National Grid PLC (a)	4,668	224,251
TransAlta Corp.	1,290	27,154
Veolia Environnement SA (a)	14,611	455,425

Total Utilities		1,455,437

Total Common Stocks
(Cost $53,589,825)		61,617,488

PREFERRED STOCKS–1.1%
Food, Beverage & Tobacco–0.2%
Cia de Bebidas das Americas (a)	5,232	148,118

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES ADR FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Materials–0.8%
Vale SA, Class B (a)	16,081	$474,711

Utilities–0.1%
Cia Paranaense de Energia-Copel Preference B (a)	1,266	35,182

Total Preferred Stocks
(Cost $568,908)		658,011

Total Investments–99.5%
(Cost $54,158,733)		62,275,499

Other Assets in Excess of
Liabilities–0.5%		319,830

Net Assets–100.0%		$62,595,329

		% of Net
Country	Value	Assets

Australia	$694,170	1.1%
Belgium	634,552	1.0
Brazil	3,943,156	6.4
Canada	4,612,306	7.2
Chile	312,307	0.6
China	5,169,271	8.2
Denmark	109,451	0.2
Finland	565,251	0.9
France	3,575,401	5.8
Germany	1,964,740	3.2
Greece	85,555	0.1
Hong Kong	3,441,564	5.6
Ireland	318,771	0.5
Italy	1,739,428	2.9
Japan	9,239,751	14.7
Jersey Islands	144,580	0.2
Luxembourg	856,773	1.3
Mexico	913,132	1.4
Netherlands	6,287,761	10.1
Norway	859,466	1.4
Peru	36,059	— †
Portugal	67,698	0.1
South Korea	652,573	1.1
Spain	1,588,814	2.6
Sweden	289,427	0.5
Switzerland	1,944,645	3.1
Taiwan	368,160	0.6
United Kingdom	11,679,328	18.4
United States	181,409	0.3

Total Investments	62,275,499	99.5
Other Assets in Excess of Liabilities	319,830	0.5

Net Assets	62,595,329	100.0

(a)	American Depositary Receipt
*	Non-income producing security
†	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES NAVELLIER OVERALL A-100 FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS–95.4%
Automobiles & Components–11.0%
BorgWarner, Inc. *	4,907	$391,039
Dorman Products, Inc. *	1,167	49,119
Magna International, Inc., Class A	13,864	664,224

Total Automobiles & Components		1,104,382

Banks–3.5%
Banco de Chile (a)	2,466	207,613
Corpbanca (a)	2,747	61,505
Grupo Financiero Galicia SA * (a)	6,862	85,295

Total Banks		354,413

Capital Goods–19.1%
3D Systems Corp. *	829	40,248
AMETEK, Inc.	2,083	91,381
Astronics Corp. *	1,191	29,977
CAI International, Inc. *	686	17,740
Caterpillar, Inc.	6,337	705,625
Cummins, Inc.	6,174	676,794
Global Power Equipment Group, Inc. *	2,027	55,742
Sauer-Danfoss, Inc. *	3,647	185,742
Titan International, Inc.	1,631	43,401
Trimas Corp. *	2,142	46,053
Twin Disc, Inc.	1,081	34,830

Total Capital Goods		1,927,533

Commercial & Professional Services–1.0%
51job, Inc. * (a)	339	21,672
Acacia Research - Acacia Technologies *	1,005	34,391
AT Cross Co., Class A *	2,502	26,672
Food Technology Service, Inc. *	4,225	18,801

Total Commercial & Professional Services		101,536

Consumer Durables & Apparel–4.3%
Fossil, Inc. *	1,777	166,416
Lululemon Athletica, Inc. *	809	72,041
Polaris Industries, Inc.	1,681	146,281
Under Armour, Inc., Class A *	721	49,064

Total Consumer Durables & Apparel		433,802

Consumer Services–2.8%
Chipotle Mexican Grill, Inc., Class A *	274	74,629
Pre-Paid Legal Services, Inc. *	446	29,436
Stonemor Partners LP	951	26,904
Tim Hortons, Inc.	1,958	88,717
Weight Watchers International, Inc.	909	63,721

Total Consumer Services		283,407

Diversified Financials–0.2%
Nicholas Financial, Inc. *	1,447	17,639

Energy–6.0%
Frontier Oil Corp.	6,610	193,805
Gulfport Energy Corp. *	596	21,546
Holly Corp.	4,369	265,461
OYO Geospace Corp. *	252	24,842
RPC, Inc.	3,807	96,393

Total Energy		602,047

Food, Beverage & Tobacco–2.2%
B&G Foods, Inc., Class A	1,608	30,182
Boston Beer Co., Inc., Class A *	459	42,513
Embotelladora Andina SA, Class B (a)	4,481	131,114
Omega Protein Corp. *	1,452	19,587

Total Food, Beverage & Tobacco		223,396

Health Care Equipment & Services–3.3%
Air Methods Corp. *	508	34,163
AMERIGROUP Corp. *	3,110	199,818
Cooper Cos., Inc.	738	51,254
Medidata Solutions, Inc. *	1,056	27,002

Mediware Information Systems *	1,912	23,747

Total Health Care Equipment & Services		335,984

Household & Personal Products–2.1%
Herbalife Ltd.	2,631	214,058

Materials–6.5%
Fuwei Films Holdings Co. Ltd. *	5,248	21,202
Handy & Harman Ltd. *	4,129	49,631
Innospec, Inc. *	2,724	87,004
Kronos Worldwide, Inc.	2,435	142,326
LSB Industries, Inc. *	867	34,368
Material Sciences Corp. *	3,824	27,571
Mercer International, Inc. *	10,237	138,711
Silver Wheaton Corp.	651	28,227
TPC Group, Inc. *	4,278	123,506

Total Materials		652,546

Media–0.7%
Global Traffic Network, Inc. *	2,411	30,065
Liberty Media Corp. - Capital, Series A *	496	36,541

Total Media		66,606

Pharmaceuticals, Biotechnology & Life Sciences–3.9%
Akorn, Inc. *	3,495	20,166
Columbia Laboratories, Inc. *	8,288	31,246
Illumina, Inc. *	1,050	73,573
Jazz Pharmaceuticals, Inc. *	708	22,550
Medicines Co. *	1,796	29,257
Perrigo Co.	2,654	211,046

Total Pharmaceuticals, Biotechnology & Life Sciences		387,838

Real Estate–0.6%
American Capital Agency Corp. (b)	905	26,372
Newcastle Investment Corp. * (b)	5,742	34,681

Total Real Estate		61,053

Retailing–9.2%
Advance Auto Parts, Inc.	5,903	387,355
Destination Maternity Corp.	2,616	60,351
Dollar Tree, Inc. *	6,830	379,202
Netflix, Inc. *	347	82,353
Winmark Corp.	402	18,544

Total Retailing		927,805

Semiconductors & Semiconductor Equipment–4.4%
Amtech Systems, Inc. *	820	20,697
Atmel Corp. *	8,278	112,829
Avago Technologies Ltd.	5,329	165,732
MIPS Technologies, Inc., Class A *	1,353	14,193
Omnivision Technologies, Inc. *	2,005	71,238
Silicon Image, Inc. *	3,440	30,857

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES NAVELLIER OVERALL A-100 FUND
MARCH 31, 2011 (UNAUDITED)

Investments	Shares	Value

Semiconductors & Semiconductor Equipment–4.4% (continued)
Spreadtrum Communications, Inc. * (a)	1,673	$31,034

Total Semiconductors & Semiconductor Equipment		446,580

Software & Services–6.9%
Baidu, Inc. * (a)	746	102,806
Bsquare Corp. *	2,576	18,393
Cimatron Ltd. *	6,888	25,830
Cognizant Technology Solutions Corp., Class A *	3,676	299,226
Dice Holdings, Inc. *	1,507	22,771
LogMeIn, Inc. *	419	17,665
OpenTable, Inc. *	273	29,034
Opnet Technologies, Inc.	902	35,169
Travelzoo, Inc. *	436	29,033
VeriFone Systems, Inc. *	2,037	111,933

Total Software & Services		691,860

Technology Hardware & Equipment–4.7%
ADTRAN, Inc.	1,602	68,021
DDI Corp.	2,627	27,767
EchoStar Corp., Class A *	2,303	87,169
Hypercom Corp. *	5,200	62,556
IPG Photonics Corp. *	420	24,226
Kemet Corp. *	5,276	78,243
Loral Space & Communications, Inc. *	652	50,563
Riverbed Technology, Inc. *	850	32,002
Silicom Ltd. *	929	17,084
Westell Technologies, Inc., Class A *	8,622	30,177

Total Technology Hardware & Equipment		477,808

Transportation–3.0%
Lan Airlines SA (a)	9,311	238,268
Old Dominion Freight Line, Inc. *	1,741	61,092

Total Transportation		299,360

Total Common Stocks
(Cost $8,694,895)		9,609,653

PREFERRED STOCK–4.8%
Food, Beverage & Tobacco–4.8%
Cia de Bebidas das Americas (a)	16,961	480,166

Total Preferred Stocks
(Cost $454,385)		480,166

Total Investments–100.2%
(Cost $9,149,281)		10,089,819

Liabilities in Excess of Other Assets–(0.2)%		(22,570)

Net Assets–100.0%		$10,067,249

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund’s corresponding benchmark (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification TM (“ASC”) Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of March 31, 2011 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Market (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fund	Common Stocks	Preferred Stocks
RevenueShares Large Cap Fund	$221,053,984		$-	-	$221,053,984
RevenueShares Mid Cap Fund	156,828,008	-	-	-	156,828,008
RevenueShares Small Cap Fund	130,921,484	-	-	-	130,921,484
RevenueShares Financials Sector Fund	20,874,760	-	-	-	20,874,760
RevenueShares ADR Fund	61,617,488	658,011	-	-	62,275,499
RevenueShares Navellier Overall A-100 Fund	9,609,653	480,166	-	-	10,089,819

At March 31, 2011 the Funds did not hold any Level 2 or Level 3 securities. Please refer to the Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of March 31, 2011, based on the valuation input Levels on June 30, 2010.

4. FEDERAL INCOME TAX

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
RevenueShares Large Cap Fund	$186,935,406	$37,070,906	($2,952,328)	$34,118,578
RevenueShares Mid Cap Fund	123,036,073	35,176,482	(1,384,547)	33,791,935
RevenueShares Small Cap Fund	102,946,746	29,972,986	(1,998,248)	27,974,738
RevenueShares Financials Sector Fund	20,800,766	1,041,414	(967,420)	73,994
RevenueShares ADR Fund	54,158,733	8,737,887	(621,121)	8,116,766
RevenueShares Navellier Overall A-100 Fund	9,149,281	1,047,078	(106,540)	940,538

5. ADDITIONAL INFORMATION

The schedule of investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

6. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there were no material events that would require disclosure in this report through this date.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	May 20, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	May 20, 2011

By:	/s/ Charles S. Todd Charles S. Todd Chief Financial Officer

Date:	May 20, 2011